UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Michigan Municipal
Income Fund

September 30, 2011

1.807731.107

MIR-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.9%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,091,356
Series 2006 A, 5% 10/1/23	1,000,000	987,580
		2,078,936
Michigan - 94.2%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,693,393
Allegan Pub. School District Series 2008:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570,000	1,724,017
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,776,426
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,562,697
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,598,083
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (b)	2,220,000	2,760,792
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,558,279
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	9,096,000
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry Series 2003:
5.25% 5/1/17	1,370,000	1,450,625
5.25% 5/1/18	1,100,000	1,162,436
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,110,220
5% 5/1/17 (FSA Insured)	2,065,000	2,270,777
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,813,558
5% 6/1/25 (AMBAC Insured)	1,775,000	1,901,433
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,844,946
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,033,545
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,920,328
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,927,305
Clarkston Cmnty. Schools Series 2008:
5% 5/1/15 (FSA Insured)	1,905,000	2,097,596
5% 5/1/16 (FSA Insured)	1,855,000	2,068,603
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	$ 1,000,000	$ 1,102,190
Constantine Pub. Schools Series 2002, 5% 5/1/25	1,130,000	1,170,793
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series 2003, 5% 5/1/33	1,800,000	1,785,852
Series 2003 B, 5% 5/1/24 (FGIC Insured)	5,000,000	5,060,850
Series 2003, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,197,973
Series 2005 A, 5.25% 5/1/30	5,000,000	5,047,200
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003, 5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,765,000	4,918,099
Detroit Gen. Oblig.:
Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	1,972,100
Series 2004, 5% 4/1/15 (AMBAC Insured)	3,800,000	3,627,974
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,876,445
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	2,045,633
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,411,578
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,700,000	2,884,410
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	2,600,000	3,102,866
Series 2003, 5% 7/1/32 (FSA Insured)	535,000	537,081
Series 2006:
5% 7/1/15 (FGIC Insured)	1,085,000	1,177,974
5% 7/1/36	7,800,000	7,777,458
Series A, 0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,730,000	6,204,589
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,340,000	7,092,812
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,013,650
Series 2004:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,372,100
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,087,590
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,152,420
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,035,000	6,330,775
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	$ 2,800,000	$ 2,929,528
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,218,481
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	5,012,150
DeWitt Pub. Schools Gen. Oblig. Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,659,375
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,791,366
Dexter Cmnty. Schools:
(School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,118,700
Series 2003, 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,068,449
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,312,147
5% 5/1/28 (FSA Insured)	1,250,000	1,333,450
5% 5/1/29 (FSA Insured)	1,275,000	1,353,464
East Grand Rapids Pub. School District Gen. Oblig. Series 2004:
5% 5/1/16 (FSA Insured)	1,425,000	1,546,980
5% 5/1/17 (FSA Insured)	1,985,000	2,142,371
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,657,009
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	4,963,140
Fenton Area Pub. Schools Gen. Oblig. Series 2005, 5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,775,000	1,932,567
Ferris State Univ. Rev. Series 2005:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255,000	1,356,115
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,411,714
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,168,961
5% 5/1/17 (FSA Insured)	1,615,000	1,776,516
Garden City School District:
Series 2005:
5% 5/1/14 (FSA Insured)	1,210,000	1,321,272
5% 5/1/17 (FSA Insured)	1,390,000	1,517,977
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,310,992
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,483,657
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Genesee County Gen. Oblig. Series 2005: - continued
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,505,000	$ 1,635,468
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,345,017
5% 5/1/17 (FSA Insured)	1,230,000	1,333,997
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,267,202
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,391,117
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,495,263
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,516,774
5% 5/1/19 (FSA Insured)	1,315,000	1,511,369
Grand Rapids San. Swr. Sys. Rev.:
Series 2004, 5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,597,000
Series 2005:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,110,430
5.125% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,173,520
Series 2008, 5% 1/1/38	3,320,000	3,492,142
Series 2010, 5% 1/1/28	3,000,000	3,433,110
Grand Rapids Wtr. Supply Sys. Series 2005, 5% 1/1/35 (FGIC Insured)	5,000,000	5,252,550
Grand Traverse County Hosp. Series 2011 A, 5.375% 7/1/35	2,000,000	2,017,180
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	562,990
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,215,150
Series 2009, 5.625% 12/1/29	2,400,000	2,591,520
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,057,367
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,039,817
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	530,970
5.25% 5/1/21 (FSA Insured)	2,000,000	2,297,420
5.25% 5/1/24 (FSA Insured)	2,100,000	2,345,385
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,222,452
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Hudsonville Pub. Schools:
Series 2005, 5% 5/1/16 (FSA Insured)	$ 1,000,000	$ 1,116,100
5.25% 5/1/41	1,750,000	1,863,715
Huron Valley School District Series 2003, 5.25% 5/1/16	2,450,000	2,602,072
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,320,020
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.) Series 2003 B, 5.25% 5/15/14 (FSA Insured)	1,200,000	1,297,440
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,576,387
5.25% 5/1/16 (FSA Insured)	1,500,000	1,729,710
Kent County Arpt. Rev. (Gerald R. Ford Int'l. Arpt. Proj.) Series 2007, 5% 1/1/37	4,180,000	4,355,476
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	3,025,000	3,772,629
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13 (Escrowed to Maturity) (b)	1,080,000	1,118,038
(Spectrum Health Sys. Proj.):
Series 1998 A, 5.375% 1/15/12	2,505,000	2,513,893
Series 2011 A, 5.5% 11/15/25	5,000,000	5,509,100
L'Anse Creuse Pub. Schools Series 2005, 5% 5/1/24 (FSA Insured)	1,350,000	1,422,509
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	5,000,000	5,544,350
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,499,729
5% 5/1/20 (FSA Insured)	1,425,000	1,573,243
5% 5/1/22 (FSA Insured)	1,395,000	1,534,054
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,000,000	3,310,830
Lincoln Consolidated School District Series 2008:
5% 5/1/14 (FSA Insured)	1,460,000	1,586,903
5% 5/1/16 (FSA Insured)	1,425,000	1,612,217
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2008 I, 6% 10/15/38	5,000,000	5,510,750
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,402,350
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,181,660
Series IA 5.375% 10/15/41	3,000,000	3,260,430
Michigan Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2010 A, 5% 12/1/27	1,100,000	1,136,663
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Gen. Oblig.:
(Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	$ 2,840,000	$ 2,848,946
Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,599,600
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F, 5% 11/15/23	7,500,000	8,194,050
(Crittenton Hosp. Proj.) Series 2002:
5.5% 3/1/13	455,000	463,763
5.5% 3/1/14	1,300,000	1,324,076
5.5% 3/1/15	1,985,000	2,021,603
(Genesys Reg'l. Med. Hosp. Proj.) Series 1998, 5.3% 10/1/11 (Escrowed to Maturity) (b)	350,000	350,000
(Henry Ford Health Sys. Proj.):
Series 2006 A:
5% 11/15/12	1,485,000	1,541,534
5% 11/15/14	1,000,000	1,083,410
5% 11/15/17	1,000,000	1,096,570
Series 2009, 5.25% 11/15/24	3,000,000	3,153,420
(McLaren Health Care Corp. Proj.) Series 2008 A:
5.25% 5/15/15	1,615,000	1,808,332
5.75% 5/15/38	6,880,000	7,206,456
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (b)	2,500,000	2,505,050
Series 1996:
5.375% 8/15/16 (Escrowed to Maturity) (b)	2,135,000	2,141,384
5.375% 8/15/26 (Escrowed to Maturity) (b)	2,450,000	2,454,949
(MidMichigan Obligated Group Proj.):
Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,022,600
Series 2009 A, 6.125% 6/1/39	3,740,000	3,960,735
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,084,330
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	3,000,000	3,009,300
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity) (b)	195,000	205,349
(Sparrow Hosp. Obligated Group Proj.) Series 2007:
5% 11/15/17	535,000	588,677
5% 11/15/18	725,000	788,082
5% 11/15/19	1,000,000	1,065,420
5% 11/15/20	2,000,000	2,114,060
5% 11/15/31	5,000,000	4,906,450
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	$ 5,000,000	$ 5,570,050
5% 12/1/26	3,725,000	3,833,807
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100) (b)	830,000	993,643
5.375% 12/1/30	1,000,000	1,009,230
5.375% 12/1/30 (Pre-Refunded to 12/1/12 @ 100) (b)	95,000	100,569
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010, 5% 10/1/30	4,850,000	5,383,209
(Clean Wtr. Proj.) Series 2004, 5% 10/1/26	4,925,000	5,237,935
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,463,958
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,147,666
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,340,376
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	4,225,000	4,518,764
Series 2001, 5% 10/1/23	5,000,000	5,014,850
Series 2002, 5.375% 10/1/19	2,005,000	2,099,857
Series 2005, 5% 10/1/23	385,000	440,221
Series 2009, 5% 10/1/26	5,000,000	5,570,350
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,811,930
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	3,887,395
(Detroit Edison Co. Proj.) Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	10,903,458
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	1,875,000	2,215,013
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	3,000,000	2,243,880
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,567,780
Series 2002 B, 5.25% 10/1/16 (FSA Insured)	3,000,000	3,126,960
Series 2005, 5.5% 11/1/20 (FSA Insured)	2,500,000	3,039,675
Series 2006, 5.25% 11/1/15 (FGIC Insured)	5,000,000	5,800,250
Montague Pub. School District Series 2001:
5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (b)	430,000	431,664
5.5% 5/1/17 (Pre-Refunded to 11/1/11 @ 100) (b)	430,000	431,664
5.5% 5/1/19 (Pre-Refunded to 11/1/11 @ 100) (b)	430,000	431,664
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 420,000	$ 467,393
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	542,587
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,804,384
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,404,823
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,192,708
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,728,755
5% 5/1/16 (FSA Insured)	1,475,000	1,639,743
5% 5/1/17 (FSA Insured)	3,675,000	4,015,673
Okemos Pub. School District Series 1993, 0% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,657,942
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,136,917
5.25% 5/1/27 (FSA Insured)	1,135,000	1,247,195
Ottawa County Wtr. Supply Sys. Rev. Series 2010:
4.5% 5/1/33	2,680,000	2,834,180
5% 5/1/37	1,100,000	1,195,777
Petoskey Pub. School District Series 2005:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,430,000	1,557,327
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,309,690
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.):
Series 2002, 5.5% 5/1/14	1,000,000	1,052,730
Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,083,453
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,077,020
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,156,834
5% 5/1/16 (FSA Insured)	1,025,000	1,122,693
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,557,700
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,739,331
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,192,965
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008: - continued
5% 5/1/38 (FSA Insured)	$ 1,000,000	$ 1,046,080
Riverview Cmnty. School District Series 2004:
5% 5/1/14	630,000	686,095
5% 5/1/15	955,000	1,045,878
5% 5/1/17	1,000,000	1,085,330
5% 5/1/18	1,000,000	1,081,380
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,664,951
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,197,918
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29	1,750,000	2,061,115
8.25% 9/1/39	3,100,000	3,682,025
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	4,817,000
Saint Clair County Gen. Oblig. Series 2004:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,500,750
5% 4/1/19 (AMBAC Insured)	1,475,000	1,589,003
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,184,029
South Haven Gen. Oblig. Series 2009:
4.875% 12/1/28 (Assured Guaranty Corp. Insured)	2,500,000	2,730,825
5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,088,470
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,254,791
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities Series 2003, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,435,000	1,421,655
Three Rivers Cmnty. Schools Series 2008:
5% 5/1/14 (FSA Insured)	1,765,000	1,923,091
5% 5/1/16 (FSA Insured)	1,750,000	1,983,188
Troy School District:
Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,125,750
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,143,140
5% 5/1/15	2,135,000	2,329,627
Univ. of Michigan Univ. Rev. Series 2010 C, 5% 4/1/26	6,085,000	6,942,133
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Utica Cmnty. Schools:
Series 2004, 5% 5/1/17	$ 3,000,000	$ 3,235,830
Series 2007:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,130,230
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,280,620
Waverly Cmnty. School District Series 2005, 5% 5/1/17 (FSA Insured)	3,090,000	3,477,393
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,012,510
Western Michigan Univ. Rev.:
Series 2005, 5% 11/15/35 (FGIC Insured)	5,435,000	5,518,971
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	5,802,456
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,101,460
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	2,051,006
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,133,200
Zeeland Pub. Schools:
Series 2004, 5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,143,408
Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,035,000	2,245,907
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365,000	401,504
		572,483,833
Puerto Rico - 1.9%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,131,260
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	2,000,000	2,162,840
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	12,000,000	2,011,200
0% 8/1/47 (AMBAC Insured)	1,000,000	112,620
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.: - continued
Series 2009 A:
6% 8/1/42	$ 4,000,000	$ 4,336,800
6.5% 8/1/44	1,500,000	1,686,390
		11,441,110
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,500,000	1,559,745
Series 2009 B, 5% 10/1/25	1,200,000	1,219,740
		2,779,485
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $560,990,993)	588,783,364
NET OTHER ASSETS (LIABILITIES) - 3.1%	18,881,935
NET ASSETS - 100%	$ 607,665,299
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $560,948,423. Net unrealized appreciation aggregated $27,834,941, of which $30,420,851 related to appreciated investment securities and $2,585,910 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Minnesota
Municipal Income Fund

September 30, 2011

1.807736.107

MNF-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,500,000	$ 1,481,370
Minnesota - 97.4%
Alexandria Independent School District #206 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2008 A, 5% 2/1/17 (FSA Insured)	1,000,000	1,176,130
Anoka-Hennepin Independent School District #11 Series 2004 B, 5% 2/1/20	1,880,000	1,899,552
Brainerd Independent School District #181 Series 2002 A:
5.375% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 8/1/12 @ 100) (d)	3,285,000	3,406,775
5.375% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 8/1/12 @ 100) (d)	4,100,000	4,251,987
5.375% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 8/1/12 @ 100) (d)	2,200,000	2,281,554
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	4,575,000	4,655,383
Brooklyn Ctr. Independent School District #286 Series 2002, 5.1% 2/1/31 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	6,000,000	6,087,540
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School Distric Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	611,625
Cambridge Independent School District #911 Gen. Oblig. (Minnesota School District Prog.) Series 2005 C, 5% 4/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,318,320
Centennial Independent School District #12 Series 2002 A, 5% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	230,000	233,280
Chaska Elec. Rev. (Generating Facilities Proj.) Series 2005 A:
5.25% 10/1/20	2,000,000	2,156,280
5.25% 10/1/25	1,955,000	2,067,901
Chaska Independent School District #112 Gen. Oblig.:
(School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	879,585
Series 2009 A:
4% 2/1/16	1,000,000	1,120,720
5% 2/1/17	1,000,000	1,184,560
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/16	$ 1,445,000	$ 1,587,419
4% 3/1/17	1,495,000	1,654,726
4% 3/1/18	1,235,000	1,367,120
5% 3/1/30	2,770,000	2,962,404
Elk River Independent School District #728:
Series 2002 A:
5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (d)	3,000,000	3,158,400
5.25% 2/1/18 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (d)	3,600,000	3,801,888
Series 2004 A, 5% 2/1/17 (FGIC Insured) (Pre-Refunded to 8/1/14 @ 100) (d)	1,000,000	1,106,300
Series 2006 A, 5% 2/1/19 (FSA Insured)	3,500,000	3,891,160
Hennepin County Gen. Oblig. Series 2010 E, 5% 12/15/20	4,945,000	6,035,916
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,119,450
Hopkins Independent School District #270 Series 2002:
5% 2/1/16 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	1,350,000	1,369,251
5.125% 2/1/17 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	1,015,000	1,029,890
Jackson County Central Independent School District #2895 5% 2/1/21 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	1,220,000	1,237,397
Lake Superior Independent School District #381 Series 2002 A:
5% 4/1/15 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (d)	1,970,000	2,087,077
5% 4/1/16 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (d)	2,065,000	2,187,723
5% 4/1/17 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (d)	2,165,000	2,293,666
5% 4/1/18 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (d)	1,260,000	1,334,882
Lakeville Independent School District #194 Series 2002 A, 5% 2/1/22 (FGIC Insured) (Pre-Refunded to 2/1/13 @ 100) (d)	1,000,000	1,052,800
Maple Grove Health Care Sys. Rev.:
(Maple Grove Hosp. Corp. Proj.) Series 2007, 5% 5/1/16	1,000,000	1,106,910
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Maple Grove Health Care Sys. Rev.: - continued
Series 2007:
5.25% 5/1/24	$ 1,500,000	$ 1,547,400
5.25% 5/1/25	2,000,000	2,051,340
5.25% 5/1/28	3,720,000	3,771,820
Metropolitan Council Gen. Oblig. Rev. (Wastewtr. Proj.) Series 2008 C, 5% 3/1/21	5,000,000	5,558,000
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,332,940
Series 2010 A, 5.25% 8/15/25	1,000,000	1,101,850
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	531,220
(HealthPartners Obligated Group Proj.) Series 2003:
5.875% 12/1/29	800,000	825,960
6% 12/1/19	2,815,000	3,030,854
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2005 A:
5% 1/1/15 (AMBAC Insured)	2,000,000	2,220,460
5% 1/1/35 (AMBAC Insured)	8,500,000	8,644,160
Series 2005 C, 5% 1/1/31 (FGIC Insured)	2,090,000	2,129,229
Series 2007 A, 5% 1/1/21	5,000,000	5,524,650
Series 2007 B, 5% 1/1/18 (FGIC Insured)	2,000,000	2,249,240
Series 2008 A:
5% 1/1/13 (c)	655,000	687,501
5% 1/1/14 (c)	3,000,000	3,215,130
Series B, 5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,830,000	3,082,323
Series D, 5% 1/1/17 (c)	4,155,000	4,635,983
Minneapolis Gen. Oblig. Series 2009:
4% 12/1/20	2,800,000	3,050,012
4% 12/1/21	2,330,000	2,522,668
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2005 D, 5% 11/15/34 (AMBAC Insured)	5,120,000	5,127,270
Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	3,500,000	3,967,285
Minneapolis Spl. School District #1:
Series 2005 A, 5% 2/1/17 (FSA Insured)	2,000,000	2,173,980
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis Spl. School District #1: - continued
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	$ 1,020,000	$ 1,034,545
Minnesota 911 Rev.:
(Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Assured Guaranty Corp. Insured)	2,220,000	2,618,002
5% 6/1/21	2,000,000	2,319,160
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.):
Series 2008 C1:
5% 2/15/16 (Assured Guaranty Corp. Insured)	415,000	465,078
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	3,919,125
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,861,258
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,803,775
Series 2008, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,975,000	2,217,017
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21	3,300,000	3,886,971
Series 2009 A, 5% 12/1/23	15,540,000	18,503,470
Series 2009 H, 5% 11/1/21	4,590,000	5,513,187
Series 2010 A, 5% 8/1/27	5,000,000	5,728,150
Series 2010 D:
5% 8/1/21	1,000,000	1,211,780
5% 8/1/22	5,000,000	6,014,700
5% 8/1/23	10,000,000	11,880,800
Series 2011 B, 5% 10/1/30 (a)	3,000,000	3,390,090
5% 11/1/15	5,135,000	5,825,093
5% 11/1/15 (Pre-Refunded to 11/1/14 @ 100) (d)	4,865,000	5,509,272
5% 6/1/21	8,585,000	9,810,509
5% 8/1/22	2,600,000	2,977,364
5% 11/1/24 (Pre-Refunded to 11/1/14 @ 100) (d)	9,155,000	10,367,397
5% 11/1/26	4,270,000	4,734,661
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,003,880
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22	2,250,000	2,516,693
5% 10/1/23	1,000,000	1,107,420
(Hamline Univ. Proj.) Series Seven-E:
5% 10/1/17	1,565,000	1,728,183
5% 10/1/19	1,000,000	1,094,270
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Higher Ed. Facilities Auth. Rev.: - continued
(Macalester College Proj.) Series Six-P:
5% 3/1/21	$ 2,315,000	$ 2,587,244
5% 3/1/22	2,535,000	2,816,917
(St. Olaf College Proj.) Series Six-O, 5% 10/1/15	1,000,000	1,132,120
(Univ. of St. Thomas Proj.):
Series Seven-A, 5% 10/1/39	1,650,000	1,751,442
Series Six-I, 5% 4/1/23	1,000,000	1,082,970
Series Six-X, 5.25% 4/1/39	1,500,000	1,588,545
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2005, 5.25% 10/1/21	8,450,000	9,303,366
Series 2007, 5.25% 10/1/22	1,000,000	1,110,340
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series 2005 A, 5% 3/1/21	5,060,000	5,562,509
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	592,089
5.6% 6/1/15	615,000	617,257
5.65% 6/1/16	625,000	627,194
5.7% 6/1/17	900,000	903,114
5.75% 6/1/18	975,000	978,247
5.75% 6/1/19	1,050,000	1,053,381
5.8% 6/1/20	1,000,000	1,003,190
5.875% 6/1/22	2,425,000	2,432,639
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2005 A, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,633,885
Series 2009 A:
4% 10/1/17	1,445,000	1,634,367
4% 10/1/18	1,490,000	1,685,548
4% 10/1/19	1,550,000	1,746,122
4% 10/1/20	1,580,000	1,754,290
Series 2011 A, 5% 10/1/30	1,495,000	1,660,018
North Saint Paul-Maplewood-Oakdale Independent School District 622 Series 2006 B:
5% 2/1/17 (FSA Insured)	1,525,000	1,804,731
5% 8/1/17 (FSA Insured)	1,575,000	1,818,416
Northeast Metropolitan Intermediate School District #916 Ctfs. of Prtn. Series 2004, 5% 1/1/13	1,000,000	1,042,780
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2009 A, 5% 1/1/16 (Assured Guaranty Corp. Insured)	3,000,000	3,422,970
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.: - continued
Series 2010 A1:
5% 1/1/19	$ 3,000,000	$ 3,508,860
5% 1/1/20	1,000,000	1,167,230
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,000,000	3,498,510
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	1,000,000	1,021,070
5.5% 11/1/16	1,025,000	1,115,016
Osseo Independent School District #279 Series A, 5.25% 2/1/14 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	2,100,000	2,131,647
Owatonna Pub. Utils. Commission Pub. Utils. Rev. Series 2003:
5% 1/1/13 (AMBAC Insured)	800,000	842,864
5% 1/1/15 (AMBAC Insured)	715,000	748,755
Ramsey County Gen. Oblig. Series 2003 A, 5% 2/1/18	1,530,000	1,612,253
Robbinsdale Independent School District #281 Series 2002:
5% 2/1/16 (FSA Insured)	2,410,000	2,445,957
5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	1,015,000	1,029,474
5% 2/1/17 (FSA Insured)	2,535,000	2,573,253
5% 2/1/18 (FSA Insured)	2,520,000	2,558,279
Rochester Elec. Util. Rev. Series 2007 C, 5% 12/1/30	2,000,000	2,192,680
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,237,960
(Mayo Foundation Proj.) Series 2006, 5% 11/15/36	2,000,000	2,074,840
Bonds:
(Mayo Clinic Proj.) Series B, 4%, tender 11/15/18 (b)	3,000,000	3,332,730
(Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (b)	1,000,000	1,130,890
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2010 A, 5.125% 5/1/30	5,000,000	5,159,000
Saint Michael Independent School District #885 Series 2002, 5% 2/1/27 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	5,500,000	5,578,430
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Proj.) Series 2005, 5.25% 11/15/14	1,000,000	1,031,780
Saint Paul Independent School District #625:
Series 2001 C, 5% 2/1/21 (Pre-Refunded to 2/1/12 @ 100) (d)	1,000,000	1,014,260
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Independent School District #625: - continued
Series 2002 A:
5% 2/1/17 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (d)	$ 220,000	$ 231,616
5% 2/1/18 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (d)	395,000	415,856
Series 2004 B, 5% 2/1/17 (FSA Insured)	1,300,000	1,427,361
Series 2004 C, 5% 2/1/16 (FSA Insured)	1,025,000	1,137,648
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,584,150
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	2,001,820
(Regions Hosp. Package Proj.):
Series 1:
5% 8/1/12	410,000	415,457
5% 8/1/15	480,000	495,629
Series 2007-1:
5% 8/1/13	430,000	440,350
5% 8/1/14	455,000	469,210
5% 8/1/16	500,000	513,535
Series 2003 11, 5.25% 12/1/20	3,000,000	3,204,630
Series 2003 12:
5.125% 12/1/27	5,000,000	5,194,500
5.25% 12/1/18	3,685,000	3,963,881
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) Series 2004, 5.25% 9/1/34	2,520,000	2,438,377
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,210,000	4,854,792
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	10,332,521
Series 1994 A, 0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,048,080
Series 2002 A:
5.25% 1/1/15 (AMBAC Insured)	1,125,000	1,273,129
5.25% 1/1/16 (AMBAC Insured)	4,490,000	5,190,889
Series 2009 A:
5% 1/1/13	2,500,000	2,636,825
5% 1/1/14	960,000	1,047,706
5.25% 1/1/30	2,000,000	2,180,580
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.: - continued
Series 2009 A:
5.5% 1/1/24	$ 500,000	$ 574,455
Spring Lake Park Independent School District #16:
Series 2004 B:
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100) (d)	2,085,000	2,195,088
5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100) (d)	2,230,000	2,347,744
5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100) (d)	2,400,000	2,526,720
Series 2006 A, 5% 2/1/29 (FSA Insured)	4,000,000	4,276,640
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2003 B, 5.5% 7/1/25 (Pre-Refunded to 7/1/14 @ 100) (d)	2,000,000	2,260,540
Series 2008 C, 5.75% 7/1/30	3,355,000	3,483,564
Series 2009, 5.75% 7/1/39	9,000,000	9,276,570
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.):
Series 2007 A:
5% 11/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	269,993
5% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,242,086
Series 2009 A1, 5.25% 11/15/29	3,000,000	3,151,350
(Gillette Children's Speciality Healthcare Proj.) 5% 2/1/16	1,460,000	1,530,664
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/15	250,000	266,543
5% 5/15/16	345,000	367,149
5.25% 5/15/17	590,000	628,816
(Healthpartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/26	1,000,000	1,012,900
(HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36	1,000,000	989,040
(Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,236,325
Series 2009 A2, 5.5% 11/15/24	2,000,000	2,203,060
Univ. of Minnesota:
Series 2009 C:
5% 12/1/17	1,000,000	1,203,740
5% 12/1/21	1,000,000	1,182,340
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Univ. of Minnesota: - continued
Series A:
5% 4/1/23	$ 200,000	$ 232,030
5.125% 4/1/34	1,000,000	1,106,930
5.25% 4/1/29	1,000,000	1,133,420
Univ. of Minnesota Spl. Purp. Rev.:
(State Supported Stadium Proj.) Series 2006:
5% 8/1/20	6,625,000	7,550,513
5% 8/1/29	4,000,000	4,347,160
Series 2010 A, 5% 8/1/25	1,800,000	2,071,134
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	440,779
Watertown Independent School District #111 Series 2005 A, 5% 2/1/22 (FSA Insured)	1,495,000	1,636,098
Wayzata Independent School District #284 Series 2004 B, 5% 2/1/16 (FSA Insured)	1,005,000	1,124,806
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 1977 A, 6.375% 1/1/16 (Escrowed to Maturity) (d)	760,000	854,582
Series 2003 A, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,044,460
Series 2006 A, 5% 1/1/16 (FSA Insured)	2,000,000	2,292,600
White Bear Lake Independent School District #624 Gen. Oblig. (Alternative Facilities Proj.) Series 2006 A, 4.25% 2/1/12	1,300,000	1,317,030
		490,965,536
Puerto Rico - 1.3%
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	1,039,340
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	600,000	648,852
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	9,300,000	1,558,680
Series 2009 A, 6% 8/1/42	1,000,000	1,084,200
Series 2010 A:
0% 8/1/31	6,745,000	2,037,934
0% 8/1/33	950,000	248,530
		6,617,536
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	$ 1,000,000	$ 1,016,450
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $476,297,843)	500,080,892
NET OTHER ASSETS (LIABILITIES) - 0.8%	4,176,788
NET ASSETS - 100%	$ 504,257,680
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $476,311,195. Net unrealized appreciation aggregated $23,769,697, of which $24,353,372 related to appreciated investment securities and $583,675 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income Fund

September 30, 2011

1.807726.107

HIY-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 8,500	$ 8,693
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	5,500	5,128
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,325
		17,146
Alaska - 0.1%
Alaska Student Ln. Corp. Ed. Ln. Rev.:
Series 2007 A2, 5% 6/1/12 (g)	1,000	1,026
Series 2007 A3, 5% 6/1/12 (g)	5,000	5,142
		6,168
Arizona - 2.1%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	2,670	3,050
5.25% 10/1/20 (FSA Insured)	8,000	9,094
5.25% 10/1/26 (FSA Insured)	2,570	2,766
5.25% 10/1/28 (FSA Insured)	8,345	8,865
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	2,169
Series 2007 B, 0.974% 1/1/37 (d)	3,000	1,920
Series 2008 D:
5.5% 1/1/38	12,000	12,586
6% 1/1/27	2,600	2,868
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	5,800	6,605
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004:
5.25% 9/1/21	2,545	2,683
5.25% 9/1/22	1,000	1,050
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	6,900	7,096
7% 7/1/28	1,500	1,598
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,836
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,748
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity) (h)	$ 2,000	$ 2,395
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	8,500	8,970
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	4,800	4,979
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	12,000	12,285
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C:
5% 7/1/22	1,000	1,185
5% 7/1/23	2,000	2,339
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2002, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,548
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	3,527
5.5% 12/1/29	7,900	7,766
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	2,145	2,156
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39	3,000	3,046
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	1,000	1,103
5% 6/1/31 (AMBAC Insured)	2,025	2,103
		119,336
California - 16.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	3,024
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	1,435
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	6,350	6,978
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	2,765
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI:
5% 12/1/15	8,090	9,458
5% 12/1/16	2,195	2,607
5% 12/1/18	10,315	12,560
5% 12/1/19	1,000	1,221
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery:
Series 2009 A, 5% 7/1/22	$ 7,500	$ 8,259
Series A, 5% 7/1/18	5,700	6,733
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,140	1,820
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,647
0% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,265
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,881
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	210	211
5% 3/1/19	1,800	2,065
5% 8/1/19	16,310	18,200
5% 8/1/20	5,355	5,900
5% 10/1/22	2,300	2,592
5% 11/1/22	3,100	3,407
5% 12/1/22	6,800	7,483
5% 11/1/24	1,600	1,728
5% 3/1/26	5,100	5,306
5% 6/1/27 (AMBAC Insured)	4,100	4,298
5% 9/1/27	10,500	10,873
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,558
5% 9/1/31	22,500	23,019
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,595	5,733
5% 9/1/32	24,995	25,494
5% 9/1/33	19,115	19,455
5% 9/1/35	4,050	4,115
5.125% 11/1/24	4,300	4,503
5.125% 2/1/26	2,500	2,591
5.25% 2/1/16	3,800	4,064
5.25% 2/1/19	5,620	5,937
5.25% 2/1/20	2,000	2,106
5.25% 9/1/23	24,300	27,507
5.25% 2/1/24	4,000	4,173
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,779
5.25% 2/1/28	4,800	4,931
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 11/1/28	$ 4,485	$ 4,623
5.25% 2/1/33	16,300	16,601
5.25% 12/1/33	160	165
5.25% 3/1/38	1,800	1,867
5.25% 11/1/40	3,200	3,365
5.5% 8/1/27	14,700	16,161
5.5% 4/1/28	10	11
5.5% 8/1/29	9,850	10,684
5.5% 4/1/30	5	5
5.5% 11/1/33	39,350	40,835
5.5% 3/1/40	5,900	6,330
5.6% 3/1/36	2,550	2,757
5.75% 4/1/31	5,020	5,513
6% 3/1/33	23,800	26,937
6% 4/1/38	19,600	21,688
6% 11/1/39	10,020	11,149
6.5% 4/1/33	7,900	9,245
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/12	2,250	2,284
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,765	2,954
Series 2008 L, 5.125% 7/1/22	4,000	4,273
Series 2009 E, 5.625% 7/1/25	10,000	10,816
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/13	1,000	1,081
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	7,115
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	12,500	13,521
Bonds (Catholic Healthcare West Proj.) Series 2009 D, 5%, tender 7/1/14 (d)	5,900	6,427
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2005 A1, 4.7%, tender 4/1/12 (d)(g)	1,000	1,017
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	14,000	14,185
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	4,575	4,723
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	6,000	6,616
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Monterey Bay Campus Library Proj.) Series 2009 D, 6.25% 4/1/34	$ 7,280	$ 7,786
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,703
5% 3/1/22	1,695	1,769
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,825	3,021
(Various California State Univ. Projs.) Series 1993 A, 5.25% 12/1/13	2,685	2,694
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,649
Series 2005 H:
5% 6/1/17	5,000	5,385
5% 6/1/18	10,300	10,989
Series 2005 J, 5% 1/1/17	6,105	6,633
Series 2009 G1, 5.75% 10/1/30	2,500	2,624
Series 2009 I:
6.125% 11/1/29	1,600	1,765
6.375% 11/1/34	4,600	5,025
Series 2010 A, 5.75% 3/1/30	4,900	5,143
Series B, 5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	2,958
California State Univ. Rev. Series 2009 A, 6% 11/1/40	5,000	5,578
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	5,183
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	26,800	28,620
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	11,700	12,765
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,400	9,428
Encinitas Union School District:
Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	1,702
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,262
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,497
Foothill-De Anza Cmnty. College District Series C, 5% 8/1/40	5,000	5,382
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,070	$ 4,255
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,806
5.75% 1/15/40	6,300	5,760
5.875% 1/15/27	2,500	2,479
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	27,395	26,911
5% 6/1/45	5,305	5,211
Series 2007 A1, 5% 6/1/33	3,005	2,100
5% 6/1/45 (FSA Insured)	445	430
Long Beach Unified School District Series A:
5.5% 8/1/28	3,810	4,330
5.5% 8/1/29	2,000	2,266
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	7,000	8,084
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,048
5% 9/1/19 (AMBAC Insured)	2,545	2,643
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2005 A1, 5% 7/1/35	4,000	4,119
Series A2, 5% 7/1/25 (FSA Insured)	1,800	1,942
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	9,715	10,840
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	2,998
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	1,611
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,517
Newport Beach Rev.:
Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (d)	5,100	5,378
Hoag Memorial Hosp. Presbyterian Proj.) Series 2011 A, 6% 12/1/40	2,000	2,234
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,254
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	2,500	2,753
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/22	$ 2,320	$ 2,684
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	2,795	2,877
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	455	455
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	7,634
Series C, 5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,650	7,364
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	1,460
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	5,980	5,565
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	2,200	2,465
6.375% 8/1/26	4,080	4,754
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	2,876
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,757
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	6,375	7,131
San Marcos Unified School District Series A, 5% 8/1/38	5,150	5,415
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	2,631
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000	10,252
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	1,946
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	2,200	2,307
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	45,225	48,677
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,512
Union Elementary School District:
Series A, 0% 9/1/19 (FGIC Insured)	1,750	1,278
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Union Elementary School District: - continued
Series B, 0% 9/1/22 (FGIC Insured)	$ 1,500	$ 893
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	1,110	1,144
5.5% 5/15/16 (AMBAC Insured)	1,170	1,199
5.5% 5/15/17 (AMBAC Insured)	1,235	1,263
5.5% 5/15/19 (AMBAC Insured)	1,375	1,402
5.5% 5/15/22 (AMBAC Insured)	370	376
5.5% 5/15/23 (AMBAC Insured)	380	386
Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	2,026
5.5% 5/15/17 (AMBAC Insured)	2,545	2,677
Series 2009 O:
5.25% 5/15/39	2,400	2,611
5.75% 5/15/30	12,000	13,601
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	1,495	1,384
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,100	5,543
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	1,185	1,303
5% 7/1/27	1,840	1,843
Series 2009 A, 5.75% 7/1/24	1,705	1,834
Series 2010 A, 5.5% 7/1/38	3,815	3,817
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	3,850	4,028
		932,529
Colorado - 1.5%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2010 A, 5% 12/1/40	4,000	4,016
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,475	2,681
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,707
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity) (h)	$ 5,800	$ 4,684
0% 7/15/22 (Escrowed to Maturity) (h)	15,700	11,634
Colorado Health Facilities Auth. Rev.:
(Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,178
5% 9/1/22	1,500	1,547
(Volunteers of America Care Proj.) Series 2007 A, 5.3% 7/1/37	1,380	1,095
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,385	33,544
Denver City & County Arpt. Rev.:
Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,589
5% 11/15/15 (g)	3,000	3,358
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/13	3,005	3,193
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (h)	1,500	1,742
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (h)	1,000	1,162
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,935
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	7,035
Series 2010 A, 0% 9/1/41	9,600	1,192
Series 2010 C, 5.375% 9/1/26	1,000	976
		87,268
District Of Columbia - 1.4%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,800	8,727
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	8,140	8,720
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	1,700	1,911
Series B, 4.75% 6/1/32	2,200	2,215
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	$ 23,535	$ 25,542
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	15,000	4,194
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	3,914
0% 10/1/35 (Assured Guaranty Corp. Insured)	33,975	8,266
0% 10/1/39 (Assured Guaranty Corp. Insured)	5,030	951
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	3,200	3,390
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A:
5.125% 7/1/32	1,000	1,079
5.25% 7/1/27	4,390	4,888
5.25% 7/1/28	3,000	3,319
		77,116
Florida - 8.8%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6.05% 11/15/16 (Escrowed to Maturity) (h)	5,490	6,035
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,694
Brevard County School Board Ctfs. of Prtn. Series 2007 B:
5% 7/1/24 (AMBAC Insured)	1,365	1,423
5% 7/1/25 (AMBAC Insured)	3,540	3,672
Broward County Arpt. Sys. Rev. Series 2001 I, 5.75% 10/1/12 (AMBAC Insured) (g)	1,210	1,225
Broward County Gen. Oblig. (Parks & Land Preservation Proj.) Series 2005:
5% 1/1/24	1,000	1,063
5% 1/1/25	1,000	1,060
Broward County School Board Ctfs. of Prtn.:
Series 2003 A:
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,060	6,480
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,173
Series 2007 A:
5% 7/1/17 (FGIC Insured)	3,660	4,121
5% 7/1/19 (FGIC Insured)	3,700	4,063
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	$ 8,500	$ 9,223
Cap. Projs. Fin. Auth. Student Hsg. Rev. Series 2000 F1:
5.5% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,275
5.5% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,460	1,454
5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265	1,252
Citizens Property Ins. Corp.:
Series 2010 A1:
5% 6/1/15 (FSA Insured)	5,000	5,460
5% 6/1/16 (FSA Insured)	7,500	8,219
Series 2011 A1, 5% 6/1/20	3,000	3,204
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	24,285	25,526
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (FGIC Insured)	1,000	1,053
5.25% 1/1/36 (FGIC Insured)	1,310	1,346
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	6,900	7,117
Escambia County Utils. Auth. Util. Sys. Rev. Series 1992 B, 6.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050	3,298
Florida Board of Ed.:
Series 2001 F, 5% 6/1/32	5,040	5,128
Series 2003 J, 5% 6/1/31	2,500	2,571
Florida Board of Ed. Lottery Rev.:
Series 2002 A, 5.375% 7/1/17 (Pre-Refunded to 7/1/12 @ 101) (h)	1,000	1,047
Series 2011 A, 5% 7/1/20	12,400	14,533
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2004 A, 5% 6/1/31	1,240	1,296
Series 2006 E, 5% 6/1/35	3,200	3,470
Series A:
5% 6/1/32	695	708
5% 6/1/32 (Pre-Refunded to 6/1/12 @ 101) (h)	405	422
5.5% 6/1/38	2,000	2,230
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,213
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.): - continued
5% 10/1/17	$ 2,130	$ 2,313
Florida Dept. of Envir. Protection Rev. Series 2002 A, 5.375% 7/1/17 (Pre-Refunded to 7/1/12 @ 101) (h)	6,000	6,287
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,712
5% 7/1/18	3,320	3,629
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2003 A, 5% 7/1/33	395	406
Series 2008 A, 5.25% 7/1/37	3,000	3,227
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	3,000	3,379
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	2,152
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	1,010	1,094
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A:
5% 6/1/38	5,400	4,961
5.25% 6/1/19	2,375	2,475
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	4,435	4,612
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/15	1,000	1,130
5% 11/15/17	1,200	1,331
5% 11/15/22	1,000	1,068
Series 2005 B:
5% 11/15/15	875	988
5% 11/15/15 (Escrowed to Maturity) (h)	125	146
5% 11/15/16	1,040	1,171
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100) (h)	150	175
5% 11/15/30	3,565	3,604
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (h)	485	565
Series 2006 G:
5% 11/15/14	1,285	1,426
5% 11/15/14 (Escrowed to Maturity) (h)	45	51
5% 11/15/15	965	1,090
5% 11/15/15 (Escrowed to Maturity) (h)	35	41
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.): - continued
Series 2006 G:
5% 11/15/16	$ 1,020	$ 1,168
5% 11/15/16 (Escrowed to Maturity) (h)	30	36
5.125% 11/15/17	2,750	3,123
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100) (h)	95	113
5.125% 11/15/18	965	1,085
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (h)	35	42
5.125% 11/15/19	1,930	2,129
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100) (h)	70	83
Series 2008 B, 6% 11/15/37	11,000	11,794
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	2,097
5% 7/1/18	2,125	2,303
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	3,730	3,599
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101) (h)	4,900	6,939
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100) (h)	2,270	2,860
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev.:
(Tampa Elec. Co. Proj.) 5.1% 10/1/13	3,005	3,104
Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	4,500	4,589
Jacksonville Econ. Dev. Commission Healthcare Rev. (Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,033
Series C, 5.5% 11/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,250	12,386
Jacksonville Elec. Auth. Elec. Sys. Rev.:
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (h)	440	461
Series 2006 A, 5% 10/1/41 (FSA Insured)	18,800	19,345
Series 2009 B, 5% 10/1/18	7,500	8,046
Series Three 2010 D, 5% 10/1/38	8,100	8,678
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Sales Tax Rev. Series 2003, 5.25% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,581
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (g)	5,260	5,298
Marco Island Util. Sys. Rev. 5% 10/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025	5,102
Melbourne Wtr. & Swr. Rev. 5% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,079
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series A, 6.8% 11/15/31	2,545	2,555
Miami Beach Stormwater Rev. 5.375% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,001
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,041
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	5,800	6,015
Series 2010 A1, 5.5% 10/1/30	3,000	3,204
Series 2010 B, 5% 10/1/35 (FSA Insured)	13,610	13,927
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	9,500	9,636
Series B, 5.25% 7/1/25 (FGIC Insured)	5,000	5,170
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) 5% 7/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,565	4,630
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	3,500	3,883
5% 8/1/18 (AMBAC Insured)	4,000	4,428
5% 8/1/20 (AMBAC Insured)	2,500	2,767
5% 8/1/21 (AMBAC Insured)	5,095	5,607
5% 8/1/22 (AMBAC Insured)	3,325	3,598
Series 2011 B, 5.625% 5/1/31	6,600	7,029
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,061
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,402
5.25% 12/1/37 (AMBAC Insured)	1,365	1,412
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	5,000	5,160
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,500	$ 5,177
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,883
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,215
Series A, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,940	3,234
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	3,700	3,975
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17 (AMBAC Insured)	1,000	1,040
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,228
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/17 (FSA Insured)	2,025	2,096
Pasco County School Board Ctfs. of Prtn. Series A, 5% 8/1/30 (AMBAC Insured)	4,000	4,030
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A:
5% 10/1/30 (FSA Insured)	3,105	3,216
5% 10/1/35 (FSA Insured)	5,000	5,157
Plant City Util. Sys. Rev. 6% 10/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,292
Polk County Pub. Facilities Rev. 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,049
Port Orange Gen. Oblig. 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015	2,134
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,893
Seminole County School Board Ctfs. of Prtn.:
Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,814
Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,863
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A, 6.25% 4/1/39	3,300	3,339
Series 2010:
5% 10/1/25	4,140	4,209
5.25% 10/1/34	3,500	3,481
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
St. Johns County School Board 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,400	$ 1,556
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37	7,000	7,870
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (Escrowed to Maturity) (h)	985	1,232
Tallahassee Energy Sys. Rev. 5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,144
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/18	6,900	8,284
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/23	8,080	8,657
Tampa Rev. (Catholic Health East Proj.) Series A1, 5.5% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,100
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,864
5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,275	2,965
5.25% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,987
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690	2,987
5.25% 7/1/16 (AMBAC Insured)	2,830	3,118
Volusia County Edl. Facilities Auth. Rev.:
5% 10/15/11 (Radian Asset Assurance, Inc. Insured)	1,000	1,001
5% 10/15/12 (Radian Asset Assurance, Inc. Insured)	1,260	1,303
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	2,091
		501,170
Georgia - 3.3%
Atlanta Tax Allocation (Atlantic Station Proj.) Series 2007, 5.25% 12/1/20 (Assured Guaranty Corp. Insured)	2,000	2,166
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004, 5% 11/1/43	48,725	49,248
Series 2009 A:
6% 11/1/25	9,785	11,306
6.25% 11/1/39	10,800	12,239
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	$ 11,600	$ 12,171
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	10,200	7,815
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/23	1,500	1,733
5% 1/1/24	6,500	7,385
Georgia Gen. Oblig.:
Series 2007 E, 5% 8/1/22	575	667
Series 2009 I, 5% 7/1/20	10,250	12,621
Series 2011 E2, 5% 9/1/20	10,000	12,335
Houston County Hosp. Auth. Rev. (Houston Healthcare Proj.) 5.25% 10/1/19	1,450	1,588
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	1,960
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,500	8,963
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity) (h)	5,615	4,302
Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	19,400	14,864
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	13,550	13,726
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	18,045	13,826
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,658
		190,573
Hawaii - 0.2%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,690	1,737
5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,000	1,061
5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,140	1,244
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B: - continued
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	$ 1,430	$ 1,600
5.25% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,205	3,660
		9,302
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,340	4,740
6.75% 11/1/37	4,300	4,760
		9,500
Illinois - 13.1%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (FGIC Insured)	1,810	1,190
0% 1/1/22 (FGIC Insured)	1,950	1,207
Chicago Board of Ed. Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,200	2,753
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,000	16,134
0% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	18,359
(Neighborhoods Alive 21 Prog.):
Series 2003, 5% 1/1/33 (AMBAC Insured)	2,100	2,110
5% 1/1/28 (Pre-Refunded to 1/1/14 @ 100) (h)	2,000	2,197
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,150	2,154
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	740	759
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,445	1,458
Series 2004 A:
5% 1/1/34 (FSA Insured)	12,510	12,630
5.25% 1/1/29 (FSA Insured)	435	441
Series A:
5% 1/1/42 (AMBAC Insured)	55	55
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series A:
5.5% 1/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,620	$ 5,634
Series C:
5.5% 1/1/40 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,520	5,524
5.7% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,760	5,765
Chicago Midway Arpt. Rev. Series B:
5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,910	2,918
5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,060	3,067
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	3,810	3,887
5.25% 1/1/19 (AMBAC Insured)	1,780	1,896
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 B, 5.75% 1/1/30 (AMBAC Insured)	13,420	13,449
Series 2008 A, 5% 1/1/16 (FSA Insured)	6,800	7,534
Series 2011 C, 6.5% 1/1/41	19,400	22,770
Series A, 5.5% 1/1/16 (AMBAC Insured) (g)	3,650	3,660
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/40	7,700	8,307
Series A:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,999
5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,184
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,195	2,326
5.5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	475	476
5.5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490	491
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	2,600	2,719
Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,425	2,570
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,652
5% 6/1/20 (AMBAC Insured)	7,000	7,383
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	$ 7,555	$ 6,486
Cicero Gen. Oblig. 5.25% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,010	3,048
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	8,400	8,546
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,700	2,830
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,457
Series 2010 A, 5.25% 11/15/33	19,775	20,737
Series B, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,873
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	6,665	5,822
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	185	187
5.25% 1/1/22	380	383
Franklin Park Village Cook County Gen. Oblig. Series B, 5% 7/1/18 (AMBAC Insured)	1,450	1,465
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/25	5,000	5,284
5.5% 5/1/23	3,000	3,245
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	3,387
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (h)	29,680	20,852
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,089
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,568
5.5% 9/1/19	4,405	4,568
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.) Series 2005 A, 5.25% 7/1/41	55	55
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	3,860	4,116
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 A, 5.5% 4/1/44	3,000	3,137
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	$ 4,300	$ 4,766
(Alexian Brothers Health Sys. Proj.):
Series 2008:
5% 1/1/20 (FSA Insured)	7,550	8,312
5.5% 2/15/38	7,000	7,123
Series 2010:
5.125% 2/15/25	4,000	4,066
5.25% 2/15/30	5,500	5,537
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	6,792
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	7,800	8,151
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	2,051
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	2,850	2,883
6% 2/1/28 (AMBAC Insured)	1,000	1,051
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	1,084
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	8,064
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	12,580	12,777
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	4,000	4,393
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	25,230	26,533
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	12,800	13,100
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	8,200	8,875
Series 2009 D, 6.625% 11/1/39	8,000	8,695
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	14,000	12,999
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	5,900	6,177
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/16 (Assured Guaranty Corp. Insured)	5,385	5,966
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	5,550	5,922
Series 2008 A, 5.625% 1/1/37	10,200	9,781
5.25% 5/1/25	7,000	7,608
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/20	$ 2,000	$ 2,051
5.5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,000	13,385
5.5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	7,720
5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,144
Series 2002, 5.25% 12/1/17 (FSA Insured)	2,260	2,345
Series 2006:
5% 1/1/19	4,200	4,673
5.5% 1/1/31	3,000	3,226
Series 2010, 5% 1/1/23 (FSA Insured)	6,600	7,026
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	3,043
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,323
6% 7/1/33	3,775	3,926
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,469
7% 4/1/14	1,415	1,515
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	3,000	2,949
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,696
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	13,500	15,685
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	3,000	3,352
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	3,700	2,953
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	7,865	9,541
0% 12/1/21	5,000	3,135
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/14 (Escrowed to Maturity) (h)	630	614
0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	1,253
0% 12/1/16 (Escrowed to Maturity) (h)	585	547
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,905	1,608
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,240	$ 5,325
Lake County Forest Preservation District Series 2007 A, 0.582% 12/15/13 (d)	1,950	1,920
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,163
5.625% 3/1/21 (AMBAC Insured)	2,505	2,721
5.75% 3/1/19 (AMBAC Insured)	2,240	2,459
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2003, 0% 1/1/19 (FGIC Insured)	3,000	2,165
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	2,509
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,023
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,045
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	26,420	26,822
Series 2002 B, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	2,000	2,091
Series 2010 B1, 0% 6/15/44	19,300	2,681
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,305	2,429
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	2,167
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	991
Series 1996 A, 0% 6/15/24	3,060	1,625
Series 2002, 0% 6/15/13 (Escrowed to Maturity) (h)	4,155	4,111
Series 2010 B1:
0% 6/15/43 (FSA Insured)	24,300	3,596
0% 6/15/45 (FSA Insured)	27,900	3,648
0% 6/15/47 (FSA Insured)	11,570	1,336
Series A:
0% 6/15/13 (Escrowed to Maturity) (h)	5,415	5,362
0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,115	1,524
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition: - continued
0% 6/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 210	$ 200
0% 6/15/15 (Escrowed to Maturity) (h)	5,355	5,176
0% 6/15/15 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,645	8,562
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,012
Quincy Hosp. Rev.:
(Blessing Hosp. Proj.) 5% 11/15/16	1,200	1,278
Series 2007, 5% 11/15/14	1,000	1,057
5% 11/15/18	1,000	1,054
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,350	11,951
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,300	1,452
5% 10/1/18	1,435	1,572
5% 10/1/20	1,290	1,379
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,270	13,631
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	5,631
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	3,310
Series 2009 A, 5.75% 4/1/38	7,805	8,399
Series 2010 A:
5% 4/1/25	5,125	5,453
5.25% 4/1/30	3,200	3,377
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity) (h)	2,305	2,243
0% 11/1/14 (FSA Insured)	1,995	1,846
0% 11/1/16 (Escrowed to Maturity) (h)	1,615	1,505
0% 11/1/16 (FSA Insured)	4,885	4,150
0% 11/1/17 (FSA Insured)	3,200	2,583
0% 11/1/19 (Escrowed to Maturity) (h)	675	561
0% 11/1/19 (FSA Insured)	4,325	3,073
		746,846
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - 3.0%
Avon 2000 Cmnty. School Bldg. Corp. Series 2005, 5% 7/15/17 (FSA Insured)	$ 2,835	$ 3,099
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (FSA Insured)	1,545	1,656
5.25% 7/15/25 (FSA Insured)	1,720	1,827
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	5,054
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	1,437
5.25% 7/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885	2,089
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	1,545	1,659
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	25,900	31,316
Indiana Bond Bank Series B:
5% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	2,013
5% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,635	1,691
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (g)	7,350	7,384
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (d)(g)	3,500	3,793
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	7,815	8,220
Series 2009 A, 5.25% 11/1/39	5,300	5,487
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	8,344
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B:
5% 2/15/14	1,060	1,140
5% 2/15/15	1,500	1,642
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	11,200	12,387
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) Series 1993, 7% 8/15/15 (FSA Insured)	1,575	1,733
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.) Series 2005 A1, 5%, tender 5/1/13 (d)	3,000	3,205
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2011 A:
5% 1/1/22 (c)	$ 2,000	$ 2,278
5% 1/1/23 (c)	1,800	2,013
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,569
Indiana St Fin. Auth. Wastewtr.:
Series 2011 A, 5.25% 10/1/25	1,750	1,970
Series 2011 B, 5% 10/1/41	5,500	5,778
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	5,782
0% 6/1/18 (AMBAC Insured)	1,700	1,405
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (g)	1,525	1,675
5% 1/1/17 (AMBAC Insured) (g)	1,700	1,851
5.25% 1/1/14 (AMBAC Insured) (g)	2,675	2,875
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,476
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.):
Series 1994, 5.9% 12/1/24 (g)	10,000	10,205
Series 1995 C, 5.95% 12/1/29 (g)	2,000	2,020
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/24	1,150	1,304
5% 7/1/25	1,000	1,125
5% 7/1/26	1,325	1,484
5% 7/1/29	670	737
5% 7/1/35	3,000	3,246
Southmont School Bldg. Corp. Series 2004, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,092
Vigo County Hosp. Auth. Rev. (Union Hosp., Inc. Proj.) Series 2007:
5.7% 9/1/37	2,000	1,819
5.75% 9/1/42	1,000	905
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	5,972
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 7/15/18 (FSA Insured)	$ 1,500	$ 1,595
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,259
		172,611
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	4,800	5,167
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series 2009 C, 5.75% 11/15/38	10,600	11,514
Series 2009 D, 5% 11/15/29	4,600	4,791
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/35	4,000	3,902
Leavenworth County Unified School District #453 general obligation Series 2009 A, 5.25% 9/1/24 (Assured Guaranty Corp. Insured)	1,575	1,784
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	4,400	4,445
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,358
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,228
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,368
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	1,300	1,389
5% 11/15/17	2,500	2,814
		34,593
Kentucky - 1.2%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/22	1,355	1,439
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/16	9,410	10,641
5% 8/15/17	3,650	4,145
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	4,000	4,202
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	5,000	5,027
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	$ 24,630	$ 25,374
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,750	16,656
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	3,000	3,177
		70,661
Louisiana - 0.8%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20 (AMBAC Insured)	3,000	3,075
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/19 (FGIC Insured)	1,000	1,119
5.375% 6/1/32 (FGIC Insured)	1,900	2,000
5.5% 6/1/41 (FGIC Insured)	15,500	16,416
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	7,877
New Orleans Aviation Board Rev.:
Series 2007 A, 5% 1/1/17 (FSA Insured) (g)	1,420	1,537
Series 2007 B2, 5% 1/1/16 (FSA Insured) (g)	1,000	1,078
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,730
5.25% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,588
0% 9/1/13 (AMBAC Insured)	3,350	3,187
0% 9/1/14 (AMBAC Insured)	3,165	2,919
Tobacco Settlement Fing. Corp. Series 2001 B, 5.875% 5/15/39	1,000	1,000
		48,526
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	3,000	3,120
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	9,060	9,673
6% 7/1/38	2,700	3,072
		15,865
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - 0.7%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	$ 4,710	$ 4,047
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39	1,250	1,389
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	1,020	1,108
5% 6/1/16 (CIFG North America Insured)	1,000	1,109
5% 6/1/19 (CIFG North America Insured)	1,500	1,602
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	2,000	2,013
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	2,245	1,991
(Good Samaritan Hosp. Proj.) Series 1993, 5.75% 7/1/13 (Escrowed to Maturity) (h)	1,605	1,699
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	2,700	2,829
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	4,400	4,517
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 6% 1/1/38	3,000	3,100
(Washington County Health Sys. Proj.) Series 2008:
6% 1/1/28	5,000	5,173
6% 1/1/43	1,500	1,516
Washington Suburban San. District 5% 6/1/20	6,630	7,967
		40,060
Massachusetts - 2.8%
Massachusetts Bay Trans. Auth. Series 1992 B, 6.2% 3/1/16	3,800	4,268
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	7,500	8,156
Series I, 6.75% 1/1/36	3,000	3,136
Massachusetts Gen. Oblig.:
Series 2007 A, 0.74% 5/1/37 (d)	7,000	5,251
Series 2007 C:
5.25% 8/1/22	7,700	8,913
5.25% 8/1/23	3,600	4,148
5.25% 8/1/24	9,000	10,333
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (i)	$ 3,015	$ 3,025
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (Escrowed to Maturity) (h)	345	360
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	4,455
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (d)	4,000	4,251
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (g)	2,000	1,995
5.5% 1/1/14 (AMBAC Insured) (g)	2,540	2,460
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	29,965	33,407
5% 8/15/26	10,000	11,035
5% 8/15/30	30,000	32,047
Series 2007 A:
4.5% 8/15/35	14,090	14,432
5% 8/15/22 (AMBAC Insured)	2,900	3,355
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,090	5,109
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	90	90
		160,226
Michigan - 2.1%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	8,000	8,546
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	4,200	5,012
Series 2006, 5% 7/1/36	20,700	20,640
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	12,033
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,380	2,572
Series 2004, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,833
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	$ 5,000	$ 5,231
Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	5,841
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,864
Ferris State Univ. Rev. 5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165	3,327
Fowlerville Cmnty. School District 5.25% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,551
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (d)	3,300	3,592
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	2,500	2,772
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	2,600	2,708
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	3,000	3,142
(Mercy Health Svcs. Proj.):
Series 1996, 5.375% 8/15/26 (Escrowed to Maturity) (h)	4,750	4,760
Series W, 5.25% 8/15/27 (Escrowed to Maturity) (h)	4,000	4,011
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity) (h)	145	153
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	4,000	4,456
5% 12/1/26	1,115	1,148
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100) (h)	245	293
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	5,000	3,740
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	7,003
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series 2009 V, 8.25% 9/1/39	3,400	4,038
Series M, 5.25% 11/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	7,000
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,912
		119,178
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 1.0%
Maple Grove Health Care Sys. Rev.:
Series 2007, 5.25% 5/1/28	$ 3,500	$ 3,549
5% 5/1/20	1,000	1,052
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) 6% 12/1/18	1,000	1,077
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2005 A, 5% 1/1/35 (AMBAC Insured)	4,000	4,068
Series A, 5% 1/1/12 (g)	2,000	2,020
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/20 (Assured Guaranty Corp. Insured)	3,835	4,546
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series 2000 A, 6.375% 11/15/29	210	210
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,839
5.25% 12/1/19	2,850	3,058
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/18	5,600	6,328
Series 2009, 5.75% 7/1/39	20,700	21,336
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
Series 2006, 5.25% 5/15/36	4,250	4,203
5.25% 5/15/18	1,650	1,741
5.25% 5/15/23	2,000	2,053
		57,080
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	665	674
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,675
		3,349
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,120
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	$ 2,125	$ 2,379
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (g)	3,500	3,792
		7,291
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	3,900	4,101
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.782% 12/1/17 (d)	7,900	6,476
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.):
6% 8/15/23	2,130	2,341
6% 8/15/28	3,500	3,740
6.125% 8/15/31	2,250	2,399
Lancaster County Hosp. Auth. #1 Health Facilities Rev. (Immanuel Med. Ctr., Inc. Proj.) Series 2010, 5.625% 1/1/40	1,500	1,529
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	5,500	5,628
		22,113
Nevada - 0.6%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/17 (AMBAC Insured) (g)	4,310	4,495
5.375% 7/1/19 (AMBAC Insured) (g)	1,100	1,139
5.375% 7/1/21 (AMBAC Insured) (g)	1,600	1,648
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	4,300	4,784
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,285	6,593
Series 2011 C, 5% 6/1/24 (c)	5,415	5,963
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	4,567
0% 7/1/13 (FSA Insured)	4,590	4,483
0% 7/1/14 (FSA Insured)	3,000	2,858
		36,530
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	$ 9,300	$ 9,208
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	800	812
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	4,000	4,399
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	4,700	4,814
New Hampshire Tpk. Sys. Rev. 5% 10/1/18 (c)	4,315	4,943
		24,176
New Jersey - 1.4%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,100	5,998
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	6,000	6,275
5.125% 3/1/30	5,000	5,210
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	3,045
5.25% 3/1/23	4,500	4,859
5.25% 3/1/25	9,900	10,579
5.25% 3/1/26	11,305	12,005
Series 2005 P, 5.125% 9/1/28	2,445	2,572
Series 2009 AA, 5.5% 12/15/29	4,000	4,366
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	3,000	3,183
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	3,900	4,518
Series B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,893
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	3,235	3,309
5.25% 8/1/19 (FGIC Insured)	2,735	2,794
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	5,560	5,814
		80,420
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.2%
Albuquerque Arpt. Rev. Series 1997, 6.75% 7/1/12 (AMBAC Insured) (g)	$ 1,935	$ 2,016
New Mexico Edl. Assistance Foundation Series 2010 A1:
4% 12/1/17	5,000	5,363
5% 12/1/18	2,000	2,250
		9,629
New York - 10.3%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A:
5.25% 11/15/16	1,955	2,132
5.25% 11/15/17 (St Peters Hosp. Insured)	1,500	1,631
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.) Series 2004:
5.75% 5/1/16 (FSA Insured)	13,120	14,564
5.75% 5/1/18 (FSA Insured)	14,720	16,000
5.75% 5/1/20 (FSA Insured)	8,000	8,604
5.75% 5/1/21 (FSA Insured)	3,845	4,122
5.75% 5/1/22 (FSA Insured)	1,000	1,070
5.75% 5/1/23 (FSA Insured)	3,000	3,200
5.75% 5/1/24 (FSA Insured)	3,000	3,203
5.75% 5/1/25 (FSA Insured)	3,400	3,629
5.75% 5/1/26 (FSA Insured)	5,200	5,542
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	14,500	14,286
5% 2/15/47	13,100	12,907
Long Island Pwr. Auth. Elec. Sys. Rev. Series A:
5% 12/1/25 (FGIC Insured)	5,000	5,362
5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	2,600	2,770
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31	3,800	3,889
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,065
New York City Gen. Oblig.:
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,990	7,545
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100) (h)	50	55
Series 2008 A1, 5.25% 8/15/27	9,940	10,948
Series 2008 D1, 5.125% 12/1/22	5,000	5,635
Series 2009 I-1, 5.625% 4/1/29	3,600	4,070
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	$ 3,100	$ 3,121
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,828
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,753
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	3,300	3,378
Series 2003 A, 5.125% 6/15/34	13,800	14,127
Series 2003 E, 5% 6/15/34	11,120	11,622
Series 2007 DD:
4.75% 6/15/35	7,400	7,687
4.75% 6/15/36	2,900	3,005
Series 2009 A, 5.75% 6/15/40	1,500	1,719
Series 2009 EE, 5.25% 6/15/40	11,600	12,712
Series 2009 FF 2, 5.5% 6/15/40	17,800	19,927
Series 2011 EE, 5.375% 6/15/43	13,180	14,876
Series GG, 5% 6/15/43	6,700	7,200
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/31	4,000	4,378
5.5% 7/15/38	1,600	1,739
5.625% 7/15/38	2,825	3,100
Series 2009 S3:
5.25% 1/15/34	24,000	25,767
5.375% 1/15/34	2,750	2,974
Series 2009 S4:
5.5% 1/15/39	8,800	9,637
5.75% 1/15/39	4,100	4,568
Series 2011 S2 A, 5% 7/15/40	17,200	18,479
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	9,750	9,785
6% 11/1/28 (b)	8,150	8,183
Series 2003 D, 5% 2/1/31	3,500	3,604
Series 2004 B:
5% 8/1/32	14,700	15,283
5% 8/1/32 (Pre-Refunded to 8/1/13 @ 100) (h)	15	16
Series 2004 C, 5% 2/1/33 (FGIC Insured)	5,000	5,245
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100) (h)	1,880	2,048
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	$ 6,000	$ 6,073
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400	3,843
Series 2009 A, 5% 2/15/39	4,000	4,292
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	4,945	5,219
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/15	3,000	3,344
5% 7/1/16	1,400	1,578
Series 2007 A, 5% 7/1/14	1,895	2,066
Series 2007 B, 5.25% 7/1/24	2,100	2,216
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,400	13,745
5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,865	8,092
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity) (h)	690	773
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,135
Series 2010 A, 5% 7/1/26	4,000	4,163
New York Med. Care Facilities Fin. Agcy. Rev. (Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	485	487
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 B, 5% 11/15/34	11,800	12,543
New York Metropolitan Trans. Auth. Rev.:
Series 2008 A, 5.25% 11/15/36	26,700	28,005
Series 2010 D, 5.25% 11/15/40	6,600	6,992
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	10,500	11,394
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,900	3,041
5.25% 1/1/27	12,500	13,524
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,500	3,944
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	574
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (h)	6,075	6,321
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	$ 5,645	$ 6,001
5.25% 6/1/22 (AMBAC Insured)	9,850	10,442
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,063
5.5% 6/1/19	4,050	4,374
Series 2003 B, 5.5% 6/1/18	6,775	6,990
Series 2003B 1C:
5.5% 6/1/19	10,800	11,663
5.5% 6/1/20	2,700	2,906
5.5% 6/1/20 (FGIC Insured)	5,050	5,436
5.5% 6/1/22	10,065	10,779
Series 2011:
5% 6/1/17	11,700	13,588
5% 6/1/17	10,700	12,427
Triborough Bridge & Tunnel Auth. Revs. Series 2001 A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	470	474
		588,497
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (g)	3,400	3,410
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	10,275	10,969
		14,379
North Carolina - 1.1%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800	1,937
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/23 (g)	1,200	1,309
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	1,035	1,134
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	1,620	1,762
5.25% 6/1/18 (AMBAC Insured)	1,620	1,754
5.25% 6/1/19 (AMBAC Insured)	1,540	1,660
5.25% 6/1/22 (AMBAC Insured)	1,620	1,736
5.25% 6/1/23 (AMBAC Insured)	1,620	1,733
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	$ 1,195	$ 1,197
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	3,600	3,941
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	11,300	12,084
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	2,945	3,188
5% 2/1/20	1,500	1,615
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.):
Series 2007, 5% 10/1/20	1,225	1,362
5% 10/1/21	5,690	6,267
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,830	8,008
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	2,300	2,445
Series 2010 B, 5% 1/1/20	6,700	7,885
		61,017
North Dakota - 0.5%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.):
Series 2008 D, 5% 2/15/40 (Assured Guaranty Corp. Insured)	5,000	5,095
Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,600	4,769
Fargo Health Sys. Rev. (Sanford Proj.) Series 2011, 6% 11/1/28	1,500	1,665
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.):
5% 12/1/12 (Assured Guaranty Corp. Insured)	1,475	1,523
5% 12/1/14 (Assured Guaranty Corp. Insured)	1,675	1,799
Mercer County Poll. Cont. Rev. (Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	11,520	12,072
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	2,765	2,860
5.25% 7/1/15	1,300	1,412
		31,195
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - 0.9%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	$ 15,000	$ 10,730
Series A-2:
5.875% 6/1/47	3,800	2,661
6.5% 6/1/47	7,535	5,759
Cleveland Parking Facilities Rev. 5.25% 9/15/18 (FSA Insured)	2,000	2,275
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40	1,500	1,553
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	5,000	4,944
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	6,000	6,835
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A, 6% 12/1/19	4,905	4,924
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,590
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	8,500	9,793
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/30	1,005	1,016
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,589
		53,669
Oklahoma - 0.3%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,845	3,104
5.5% 10/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,005	3,274
5.5% 10/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,446
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	1,000	1,104
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/20	5,000	5,733
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/14	815	862
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,867
		19,390
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.5%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/19 (FSA Insured)	$ 3,395	$ 3,718
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,512
5.25% 6/1/24 (FSA Insured)	2,605	3,265
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	2,500	2,568
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	1,020
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	5,600	6,342
Port Morrow Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,000	5,300
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,170
5.5% 6/15/21 (FSA Insured)	1,060	1,305
		28,200
Pennsylvania - 1.7%
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,000	3,203
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	1,365	1,558
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	6,225	6,599
Annville-Cleona School District Series 2005:
5.5% 3/1/24 (FSA Insured)	1,350	1,461
5.5% 3/1/25 (FSA Insured)	1,400	1,509
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	4,800	5,731
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	4,122
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,305
Series A:
6.1% 6/1/12 (AMBAC Insured)	1,050	1,087
6.125% 6/1/14 (AMBAC Insured)	5,230	5,836
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity) (h)	1,370	1,600
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (g)	$ 8,700	$ 8,785
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,900	3,308
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/16	3,600	4,033
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	12,600	13,363
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	4,000	4,159
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	1,095	1,107
Ninth Series, 5.25% 8/1/40	3,750	3,744
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	8,710
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,015
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,600
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,200	3,656
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,036
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	1,675	1,761
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/22	1,000	1,135
5% 6/1/23	2,500	2,801
		98,224
Puerto Rico - 1.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	2,300	2,385
Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,240	3,430
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/21	3,000	3,247
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	$ 5,000	$ 5,197
Series 2006 C, 5.25% 1/1/15 (g)	5,000	5,276
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	4,600	4,916
5.75%, tender 7/1/17 (d)	8,500	9,192
Series N:
5.5% 7/1/21	5,000	5,250
5.5% 7/1/22	3,250	3,407
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	20,300	3,402
Series 2009 A, 6% 8/1/42	7,600	8,240
Series A, 0% 8/1/54 (AMBAC Insured)	6,000	421
		54,363
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/13 (FSA Insured)	4,000	4,220
(Univ. of Rhode Island Univ. Revs. Proj.):
Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	3,400	3,561
Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,880
5.25% 9/15/16 (AMBAC Insured)	1,815	1,958
5.25% 9/15/18 (AMBAC Insured)	1,005	1,072
		12,691
South Carolina - 1.0%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,420
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,636
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	1,090	1,224
5% 11/1/19	1,000	1,103
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,697
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity) (h)	705	816
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,202
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Rock Hill Util. Sys. Rev. Series 2003 A: - continued
5.375% 1/1/23 (FSA Insured)	$ 1,025	$ 1,062
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5.75% 8/1/39	1,435	1,441
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	1,000	1,056
5% 4/1/24	4,000	3,916
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B:
5.25% 1/1/34	6,000	6,510
5.25% 1/1/39	2,800	3,018
Series 2004 A, 5% 1/1/39	7,600	7,761
Series 2005 B, 5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,795
Series A, 5% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,199
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	6,900	7,581
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,120	1,134
		55,571
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
4.625% 9/1/27	1,000	995
5% 9/1/28	3,000	3,049
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	270	285
		4,329
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006, 5% 12/15/13	8,000	8,309
5% 12/15/12	4,500	4,666
5% 12/15/14	3,870	4,008
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	6,600	7,003
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,000	5,121
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.: - continued
(Fort Sanders Alliance Proj.):
Series 1993, 5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,310	$ 3,526
Series C, 5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,132
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	5,426
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (g)	5,820	6,411
5.75% 7/1/24 (g)	2,400	2,633
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,555	1,580
		50,815
Texas - 10.8%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	6,800	7,265
Argyle Independent School District Series 2005, 5.25% 8/15/40 (FSA Insured)	1,745	1,819
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33	5,000	5,314
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	2,019
Austin Elec. Util. Sys. Rev.:
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,200	7,780
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,025
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2004 A, 5% 11/15/27 (AMBAC Insured)	1,780	1,885
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	4,690	4,925
Bastrop Independent School District Series 2007:
5.25% 2/15/37	2,700	2,913
5.25% 2/15/42	5,000	5,381
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	1,450	1,554
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/20 (FSA Insured)	220	224
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Boerne Independent School District Series 2004, 5.25% 2/1/35	$ 5,100	$ 5,205
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,895
5% 8/1/20 (AMBAC Insured)	1,780	1,962
Clint Independent School District 5.5% 8/15/20	210	217
Coppell Independent School District 0% 8/15/20	2,000	1,551
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	3,305	3,928
5.25% 7/15/19 (FSA Insured)	4,000	4,675
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	9,700	9,123
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/38	21,000	22,768
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/23	1,250	1,341
Series A:
5% 11/1/42	14,800	15,279
5.25% 11/1/12 (g)	5,820	6,081
5% 11/1/13 (XL Cap. Assurance, Inc. Insured) (g)	2,665	2,872
5% 11/1/14 (XL Cap. Assurance, Inc. Insured) (g)	2,625	2,894
5% 11/1/17 (XL Cap. Assurance, Inc. Insured) (g)	4,325	4,614
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,800	2,150
Del Mar College District 5.25% 8/15/20 (FGIC Insured)	2,960	3,156
DeSoto Independent School District 0% 8/15/20	3,335	2,586
Duncanville Independent School District 5.65% 2/15/28	30	31
Freer Independent School District Series 2007, 5.25% 8/15/37	4,215	4,561
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,900	2,021
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC Insured)	1,315	1,398
Grand Prairie Independent School District 0% 2/15/16	3,775	3,551
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570	1,672
5.25% 4/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,783
5.25% 4/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,428
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.): - continued
5.25% 4/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,915	$ 2,023
5.25% 4/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,052
5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,565	1,646
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 3.5%, tender 5/1/13 (d)(g)	2,500	2,570
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	10,721
(Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,550	5,477
Series 2008 B, 5.25% 8/15/47	25,440	27,126
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	1,888
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,708
5.25% 10/1/24	1,700	1,845
5.25% 10/1/24 (Pre-Refunded to 10/1/14 @ 100) (h)	1,020	1,157
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	3,200	3,635
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/23 (g)	3,000	3,170
5% 7/1/25 (g)	1,500	1,557
Series A:
5.625% 7/1/20 (FSA Insured) (g)	2,000	2,043
5.625% 7/1/21 (FSA Insured) (g)	3,350	3,418
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2010 A, 5% 5/15/35	5,900	6,456
Houston Independent School District:
Series 2005 A, 0% 2/15/16	5,500	5,129
0% 8/15/13	9,835	9,737
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Humble Independent School District:
Series 2000:
0% 2/15/16	$ 3,000	$ 2,822
0% 2/15/17	3,480	3,168
Series 2005 B, 5.25% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,995	2,190
Series 2009, 5% 2/15/34	4,300	4,718
Judson Independent School District Series 2005 B, 5% 2/1/22 (FSA Insured)	2,250	2,390
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,796
Kermit Independent School District 5.25% 2/15/37	4,130	4,453
Kingsville Independent School District 5.25% 2/15/37	3,650	3,936
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	8,615	9,229
Little Elm Independent School District 5.5% 8/15/21	60	60
Longview Independent School District 5% 2/15/34	3,000	3,262
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	6,640	6,993
Series 2010:
5.25% 5/15/18 (AMBAC Insured)	1,795	1,905
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100) (h)	80	86
5% 5/15/31 (AMBAC Insured)	975	975
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100) (h)	5	5
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	5,495	5,557
Series C:
5.25% 5/15/18 (AMBAC Insured)	1,000	1,059
5.25% 5/15/19 (AMBAC Insured)	1,000	1,055
5.25% 5/15/20	2,000	2,106
Mansfield Independent School District 5.5% 2/15/18	40	41
Midway Independent School District Series 2000, 0% 8/15/19	3,600	2,948
Montgomery County Gen. Oblig. Series A, 5.625% 3/1/20 (FSA Insured)	495	503
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,331
5.5% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,765
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	$ 2,680	$ 2,907
North Forest Independent School District Series B, 5% 8/15/18 (FSA Insured)	1,470	1,659
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	4,000	4,228
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	7,175	7,262
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (d)	4,000	4,530
Series 2008 A:
6% 1/1/23	4,800	5,433
6% 1/1/24	2,000	2,246
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	7,200	6,554
Series 2009 A, 6.25% 1/1/39	10,200	11,173
Series 2011 A, 6% 9/1/41	4,900	5,664
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,056
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	3,110	3,379
5.375% 8/15/37	15,255	16,826
5.75% 8/15/29	280	290
5.75% 8/15/29 (Pre-Refunded to 8/15/12 @ 100) (h)	970	1,016
Robstown Independent School District 5.25% 2/15/29	3,165	3,355
Rockdale Independent School District Series 2007, 5.25% 2/15/37	5,100	5,454
Rockwall Independent School District:
5.375% 2/15/19	25	25
5.375% 2/15/20	25	25
5.375% 2/15/21	30	30
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (g)	2,510	2,756
5% 7/1/17 (FSA Insured) (g)	2,765	3,074
5% 7/1/17 (FSA Insured) (g)	2,385	2,625
5.25% 7/1/19 (FSA Insured) (g)	2,635	2,853
5.25% 7/1/20 (FSA Insured) (g)	3,215	3,472
5.25% 7/1/20 (FSA Insured) (g)	2,775	2,967
San Antonio Elec. & Gas Sys. Rev. Series 2008, 5% 2/1/24	2,590	2,926
San Antonio Gen. Oblig. Series 2006, 5.5% 2/1/15	365	371
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Wtr. Sys. Rev. Series 2002 A, 5% 5/15/32 (Pre-Refunded to 5/15/12 @ 100) (h)	$ 1,550	$ 1,596
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	3,620	3,904
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,113
5.25% 2/15/22 (AMBAC Insured)	1,090	1,167
5.25% 2/15/30 (AMBAC Insured)	1,800	1,871
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010:
5% 10/1/35	1,700	1,825
5% 10/1/41	8,200	8,769
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	2,000	2,167
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	6,900	7,772
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	1,915
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,536
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	8,380	8,618
Series 2008, 4.75% 4/1/37	21,920	23,043
5.75% 8/1/26	3,320	3,330
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,715	17,115
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	5,200	5,615
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	7,300	7,802
Texas Pub. Fin. Auth. Bldg. Rev. Series 1990:
0% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,400	4,383
0% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,910	6,607
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	37,550	37,616
5.75% 8/15/38 (AMBAC Insured)	15,900	15,962
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/23	2,320	2,630
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Wtr. Dev. Board Rev.:
Series B, 5.375% 7/15/16	$ 5,000	$ 5,015
5.625% 7/15/21	2,460	2,467
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,930	5,563
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.75% 7/1/27 (Pre-Refunded to 7/1/13 @ 100) (h)	1,000	1,089
Waller Independent School District 5.5% 2/15/37	4,920	5,409
Weatherford Independent School District 0% 2/15/33	6,985	2,851
White Settlement Independent School District:
5.75% 8/15/30	2,890	2,960
5.75% 8/15/34	140	143
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100) (h)	2,860	2,997
Wylie Independent School District Series 2001, 0% 8/15/20	1,790	1,388
		614,951
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity) (h)	9,205	9,237
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (h)	1,505	1,651
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (FSA Insured)	3,590	3,756
5.25% 4/1/17 (FSA Insured)	4,335	4,520
Utah State Board of Regents Rev. Series 2011 B:
5% 8/1/24	2,670	2,963
5% 8/1/25	2,175	2,395
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	9,070	9,829
		34,351
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	3,100	3,107
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - continued
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.: - continued
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
6.125% 12/1/27 (AMBAC Insured)	$ 8,600	$ 8,661
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	4,075	4,272
		16,040
Virginia - 0.2%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. Bonds (King George Landfill, Inc. Proj.) Series 2003 A, 3.5%, tender 5/1/13 (d)(g)	4,050	4,144
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,192
6% 2/15/13 (AMBAC Insured)	1,460	1,560
Winchester Indl. Dev. Auth. Hosp. Rev. (Valley Health Sys. Proj.) Series 2009 E, 5.625% 1/1/44	1,800	1,891
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (d)	3,700	3,922
		13,709
Washington - 4.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	3,500	3,766
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,094
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(g)	2,430	2,558
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,573
Energy Northwest Elec. Rev.:
(#3 Proj.) Series 2002 B, 6% 7/1/16 (AMBAC Insured)	20,000	20,775
Series 2012 A, 5% 7/1/21 (c)	20,000	22,774
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,590	1,717
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,760	1,868
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B: - continued
5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	$ 2,055	$ 2,156
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,847
5.25% 12/1/36 (FSA Insured)	9,180	9,745
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,750	4,929
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,367
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured) (Pre-Refunded to 1/1/12 @ 100) (h)	22,390	22,654
Series 2008, 5.75% 1/1/43	22,700	25,230
Series 2009, 5.25% 1/1/42	2,600	2,816
Series 2010, 5% 1/1/50	6,500	6,877
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,553
Port of Seattle Rev. Series D:
5.75% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,500	1,565
5.75% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,055	3,174
5.75% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,250	2,327
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,875	2,085
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,156
5.75% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,139
Washington Gen. Oblig.:
Series 2008 D, 5% 1/1/24	2,975	3,393
Series B, 5% 7/1/28	395	424
Series R 97A:
0% 7/1/17 (Escrowed to Maturity) (h)	7,045	6,459
0% 7/1/19 (Escrowed to Maturity) (h)	9,100	7,712
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	$ 5,000	$ 5,570
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	10,000	10,699
(MultiCare Health Sys. Proj.) Series 2010 A:
5.25% 8/15/19	3,850	4,202
5.25% 8/15/20	2,000	2,174
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/12 (h)	5,455	5,455
Series 2006 D, 5.25% 10/1/33	2,000	2,095
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	7,550	8,151
5.7% 7/1/38	11,300	11,485
7% 7/1/39	3,000	3,129
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series A, 0% 7/1/12	4,000	3,972
		236,665
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	700	731
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,744
		3,475
Wisconsin - 0.5%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (h)	2,270	2,357
Douglas County Gen. Oblig. 5.5% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,035	1,047
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,245	1,431
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	2,375	2,354
5.75% 7/1/30	2,655	2,708
(Children's Hosp. of Wisconsin Proj.) 5.25% 8/15/22	2,000	2,212
(Children's Hosp. Proj.) Series 2008 B, 5.375% 8/15/37	8,045	8,349
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	3,206
(Saint John's Cmntys., Inc. Proj.) Series 2009 C2, 5.4% 9/15/14	2,450	2,450
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A:
5.5% 8/15/15	$ 1,480	$ 1,545
5.5% 8/15/16	1,050	1,090
		28,749
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	8,600	9,387
TOTAL MUNICIPAL BONDS (Cost $5,410,041)		5,638,197
Municipal Notes - 0.1%

Florida - 0.1%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $6,500)	6,500	6,500
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 0.16% (e)(f) (Cost $100)	100,000	100
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $5,416,641)		5,644,797
NET OTHER ASSETS (LIABILITIES) - 1.1%		63,586
NET ASSETS - 100%		$ 5,708,383
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security collateralized by an amount sufficient to pay interest and principal.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,025,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 2,842
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Municipal Cash Central Fund	$ -*
* Amount represents less than $1,000
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 5,644,697	$ -	$ 5,644,697	$ -
Money Market Funds	100	100	-	-
Total Investments in Securities:	$ 5,644,797	$ 100	$ 5,644,697	$ -
Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $5,415,902,000. Net unrealized appreciation aggregated $228,895,000, of which $259,936,000 related to appreciated investment securities and $31,041,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ohio
Municipal Income Fund

September 30, 2011

1.807742.107

OFR-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,580,128
Ohio - 94.4%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,580,430
5% 1/1/15	1,275,000	1,355,529
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	867,731
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,621,438
Akron Wtrwks. Rev. Series 2002, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,630,000	1,669,593
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,183,250
American Muni. Pwr.-Ohio, Inc. Rev. (Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	4,202,303
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,283,710
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,104,771
5% 12/1/37	1,095,000	1,162,496
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,421,585
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,091,980
Buckeye Tobacco Settlement Fing. Auth. Series A-2, 6.5% 6/1/47	3,600,000	2,751,480
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,430,000	1,568,009
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,390,234
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,000,000	5,435,600
(UC Health Proj.) Series 2010, 5.5% 11/1/40	3,000,000	2,915,130
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,721,515
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,162,652
Canal Winchester Local School District Series B, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030,000	1,111,906
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Chagrin Falls Exempted Village School District Series 2005, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,915,000	$ 2,102,498
Cincinnati City School District 5.25% 12/1/18 (FGIC Insured)	3,000,000	3,585,120
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,063,790
Cincinnati Gen. Oblig. Series 2009 A:
4.5% 12/1/29	500,000	525,415
5% 12/1/20	1,240,000	1,447,216
Cincinnati Wtr. Sys. Rev.:
Series A, 5% 12/1/36	1,750,000	1,927,030
Series B, 5% 12/1/32	6,500,000	6,975,865
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,699,325
Cleveland Gen. Oblig. Series C:
5.25% 11/15/20 (FGIC Insured)	1,100,000	1,285,482
5.25% 11/15/21 (FGIC Insured)	1,145,000	1,339,890
5.25% 11/15/22 (FGIC Insured)	1,210,000	1,415,652
5.25% 11/15/23 (FGIC Insured)	1,885,000	2,184,036
Cleveland Muni. School District Series 2004:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,415,258
5.25% 12/1/19 (FSA Insured)	1,045,000	1,127,304
5.25% 12/1/23 (FSA Insured)	1,000,000	1,066,480
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	4,480,000	5,074,496
Cleveland Pub. Pwr. Sys. Rev.:
Series 2010:
5% 11/15/15	2,335,000	2,618,936
5% 11/15/16	1,820,000	2,064,098
Series A, 0% 11/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395,000	2,390,809
Cleveland State Univ. Gen. Receipts:
Series 2003 A, 5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,490,000	2,601,004
Series 2004, 5% 6/1/34 (FGIC Insured)	4,750,000	4,825,193
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	875,000	885,824
Series H, 5.75% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	45,597
Series 2007 O, 5% 1/1/37	3,200,000	3,372,896
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Columbus City School District (School Facilities Construction and Impt. Proj.):
Series 2006, 5% 12/1/18 (FSA Insured)	$ 5,000,000	$ 5,789,650
Series 2009 B:
5% 12/1/26	1,805,000	2,044,830
5% 12/1/28	3,105,000	3,470,179
5% 12/1/29	1,000,000	1,110,830
Columbus Swr. Sys. Rev. Series 2008 A, 5% 6/1/24	1,515,000	1,683,195
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,259,016
5% 8/1/27	1,200,000	1,307,220
Cuyahoga County Gen. Oblig. Series A, 0% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,388,337
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 5.5% 1/1/13	1,070,000	1,133,365
Dayton School District (School Facility Construction & Impt. Proj.) Series 2003 A, 5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,975,000	5,031,367
Dublin City School District 5% 12/1/21	1,200,000	1,397,976
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,374,460
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	800,000	870,344
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,400,683
Fairview Park City School District 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350,000	4,487,373
Fairview Park Gen. Oblig. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,955,000	6,182,898
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,165,000
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	5,176,000
Series A:
5% 11/1/15	260,000	295,706
5% 11/1/16	265,000	304,957
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	1,845,000	1,879,889
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,009,420
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	3,063,450
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,985,000	$ 2,135,006
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075,000	1,157,109
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,330,335
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,208,727
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,186,341
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,948,807
5.25% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,585,000	2,698,818
5.25% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720,000	2,819,090
Hamilton County Sales Tax Rev.:
Series 2011 A, 5% 12/1/24 (a)	4,870,000	5,341,124
Series B, 5.25% 12/1/32 (AMBAC Insured)	960,000	960,557
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,651,200
Hamilton County Swr. Sys. Rev.:
(Metropolitan Swr. District Proj.) Series 2005 B, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,209,440
Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,366,090
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,051,650
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34	4,100,000	4,343,376
Hilliard Gen. Oblig. 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,126,270
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,599,135
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,388,488
Kent City School District Series 2004, 5% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,513,484
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Kent State Univ. Revs. Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	$ 4,100,000	$ 4,443,457
5% 5/1/28 (Assured Guaranty Corp. Insured)	5,000,000	5,350,700
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,064,070
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,178,979
Kings Local School District 5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365,000	1,507,943
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	2,055,000	2,166,813
5% 8/15/15	1,160,000	1,213,743
5% 8/15/16	1,260,000	1,333,357
5% 8/15/17	1,000,000	1,047,480
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,375,845
0% 12/1/16 (FSA Insured)	1,200,000	1,065,996
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/12	150,000	152,270
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745,000	3,921,614
Lucas County Hosp. Rev.:
(Promedia Health Care Oblig. Group Proj.):
5% 11/15/13 (AMBAC Insured)	1,135,000	1,225,369
5% 11/15/38	1,090,000	1,080,354
5.375% 11/15/23 (AMBAC Insured)	5,250,000	5,279,085
(ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	2,800,000	3,189,648
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity) (d)	9,000,000	6,112,890
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,204,720
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	115,000	119,058
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	85,000	87,868
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	25,000	25,752
Miamisburg City School District:
Series 2008, 5% 12/1/33	1,340,000	1,408,970
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,566,491
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	5,356,400
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Montgomery County Rev.:
(Catholic Health Initiatives Proj.):
Series 2008 D, 6.25% 10/1/33	$ 2,500,000	$ 2,752,000
Series A, 6% 12/1/19	1,470,000	1,475,762
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	5,149,200
(Miami Valley Hosp. Proj.) Series 2009 A, 6% 11/15/28	2,000,000	2,083,720
Bonds (Catholic Health Initiatives Proj.) Series 2008 D2, 5.25%, tender 11/12/13 (b)	2,000,000	2,172,920
Series A, 6.25% 11/15/39	2,250,000	2,349,045
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,257,816
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,351,494
Oak Hills Local School District Facilities Construction and Impt. Series B, 6.9% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	534,460
Ohio Air Quality Dev. Auth. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(c)	2,000,000	2,117,840
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	1,987,562
Series 2010 A, 5% 10/1/24	6,030,000	6,766,866
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,295,910
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	555,155
(Higher Ed. Cap. Facilities Proj.):
Series 2002 B, 5.25% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (d)	7,020,000	7,396,412
Series 2005 B, 5% 5/1/16	1,000,000	1,168,560
(Infrastructure Impt. Proj.):
Series A, 5% 3/1/26	1,850,000	1,988,121
Series D, 5% 3/1/24	3,415,000	3,632,809
Series 2006 D, 5% 9/15/20	5,000,000	5,567,200
Series 2008 A:
5.375% 9/1/23	1,165,000	1,333,156
5.375% 9/1/28	7,210,000	8,018,818
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	2,335,000	2,885,500
Series 1994:
6.125% 10/1/15	2,000,000	2,339,080
6.25% 10/1/16	2,500,000	2,994,200
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	$ 1,635,000	$ 1,719,088
5.5% 1/1/43	3,500,000	3,709,755
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,105,080
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	2,875,235
(Univ. Hosp. Health Sys. Proj.):
Series 2007 A, 5.25% 1/15/46	4,000,000	3,968,200
Series 2010 A, 5.25% 1/15/23	2,500,000	2,654,825
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	2,170,000	2,350,045
Series 2009, 5.5% 12/1/36	5,000,000	5,327,850
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,499,310
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,285,336
Ohio Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 4.95% 9/1/20 (c)	3,000,000	3,036,210
Ohio State Univ. Gen. Receipts:
Series 2008 A, 5% 12/1/26	2,225,000	2,458,269
Series B, 5.25% 6/1/16	915,000	982,454
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,659,970
Series 2010 A, 5% 2/15/31	5,000,000	5,377,900
Ohio Univ. Gen. Receipts Athens:
Series 2004, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,980,000	2,122,718
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,259,579
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,723,478
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	1,000,000	1,152,170
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.):
Series 2004, 5% 12/1/17	80,000	88,364
Series 2005:
5.25% 6/1/18	2,610,000	3,194,353
5.25% 12/1/18	2,610,000	3,225,777
(Fresh Wtr. Impt. Proj.):
Series 2005, 5.5% 6/1/17	4,710,000	5,759,294
Series 2009 B, 5% 12/1/24	1,025,000	1,253,954
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Rev.: - continued
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	$ 1,560,000	$ 1,866,727
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,376,855
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity) (d)	1,220,000	1,371,378
5.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,180,000	1,377,839
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,160,000	1,388,044
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
(Wtr. Quality Proj.):
Series 2010 A:
5% 12/1/29	2,000,000	2,214,160
5% 6/1/30	1,000,000	1,099,620
Series 2010, 5% 12/1/22	3,000,000	3,535,620
Series 2005 B, 0% 12/1/14	1,500,000	1,430,010
5% 6/1/18	425,000	467,313
5% 6/1/18 (Pre-Refunded to 6/1/14 @ 100) (d)	1,575,000	1,759,952
5.25% 12/1/19	1,975,000	2,450,718
Olentangy Local School District:
5% 12/1/30 (FSA Insured)	4,025,000	4,250,239
5% 12/1/36	2,700,000	2,865,996
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755,000	1,874,691
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940,000	2,049,183
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16	1,250,000	1,098,600
0% 12/1/17	1,250,000	1,057,200
5% 12/1/32	1,500,000	1,599,450
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500,000	505,640
6.375% 11/15/30	330,000	333,571
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,156,630
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,323,730
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,695,342
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	$ 3,000,000	$ 3,004,680
Sharonville Gen. Oblig. 5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,495,869
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,287,183
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	502,298
5% 12/1/35 (FSA Insured)	2,500,000	2,592,900
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	1,909,706
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,759,722
5.25% 12/1/21	1,740,000	1,856,006
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,500,735
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,171,920
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,078,960
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,190,175
5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,663,765
Univ. of Akron Gen. Receipts:
Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,211,890
Series B, 5% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,438,650
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,564,733
5% 6/1/19 (AMBAC Insured)	1,520,000	1,635,687
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,113,430
5% 6/1/23 (FSA Insured)	2,000,000	2,205,360
5% 6/1/24 (FSA Insured)	2,000,000	2,184,100
Series 2010 F, 5% 6/1/32	2,000,000	2,083,400
Vandalia-Butler City School District Series 2010, 5% 12/1/38	2,170,000	2,343,817
Warren County Gen. Oblig.:
6.1% 12/1/12	170,000	171,656
6.65% 12/1/11	60,000	60,607
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,060,000	$ 1,062,724
Wright State Univ. Gen. Receipts:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,375,000	1,465,406
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,528,013
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,598,673
		505,774,013
Puerto Rico - 1.9%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15	1,800,000	2,030,670
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,467,908
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2, 5.75%, tender 7/1/17 (b)	1,000,000	1,081,420
Series G, 5.25% 7/1/13	1,000,000	1,027,050
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	9,300,000	1,558,680
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	143,660
0% 8/1/47 (AMBAC Insured)	1,000,000	112,620
Series 2009 A, 6% 8/1/42	1,000,000	1,084,200
Series 2010 C, 6% 8/1/39	1,800,000	1,963,188
		10,469,396
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,039,830
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A, 6.75% 10/1/37	$ 1,000,000	$ 1,077,920
Series 2009 B, 5% 10/1/25	1,000,000	1,016,450
		3,134,200
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $496,085,161)	520,957,737
NET OTHER ASSETS (LIABILITIES) - 2.8%	14,957,806
NET ASSETS - 100%	$ 535,915,543
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $496,087,894. Net unrealized appreciation aggregated $24,869,843, of which $25,664,467 related to appreciated investment securities and $794,624 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pennsylvania
Municipal Income Fund

September 30, 2011

1.807743.107

PFL-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount	Value
New Jersey/Pennsylvania - 2.0%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,425,000	$ 1,507,080
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2001 A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,019,380
Series 2010 D, 5% 1/1/30	3,500,000	3,678,150
		8,204,610
Pennsylvania - 95.1%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,094,250
Allegheny County:
Series C-55, 5.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,535,000	3,691,353
Series C-62, 5% 11/1/29	1,420,000	1,466,590
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,545,000	2,716,788
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,029,820
5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,215,640
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Carnegie Mellon Univ. Proj.) Series 2002, 5.25% 3/1/32	2,000,000	2,011,520
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	2,525,000	2,792,044
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5% 8/15/21	2,000,000	2,238,060
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,271,880
Allegheny County Sanitation Auth. Swr. Rev.:
Series 1991, 0% 12/1/12 (Escrowed to Maturity) (c)	2,260,000	2,234,349
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,046,176
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,725,000	3,857,461
Annville-Cleona School District Series 2005:
6% 3/1/28 (FSA Insured)	1,500,000	1,634,955
6% 3/1/31 (FSA Insured)	1,975,000	2,142,046
Berks County Muni. Auth. Rev. (Reading Hosp. & Med. Ctr. Proj.) Series 2009 A3, 5.25% 11/1/18	3,000,000	3,493,650
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Bethel Park School District Series 2009, 5% 8/1/29	$ 7,000,000	$ 7,927,640
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	273,130
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,870,000	1,880,734
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2006, 5% 6/1/15 (FSA Insured)	1,785,000	2,019,317
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,000,000	1,126,000
Canon McMillan School District Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,559,600
Centennial School District:
Series 2010 A, 5% 12/15/30	3,000,000	3,331,080
Series A, 5.25% 12/15/37 (FSA Insured)	5,000,000	5,452,350
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,071,920
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,000,000	2,228,500
Chambersburg Area School District:
5.25% 3/1/26 (FGIC Insured)	2,000,000	2,142,500
5.25% 3/1/27 (FGIC Insured)	2,000,000	2,134,940
5.25% 3/1/29 (FGIC Insured)	3,600,000	3,817,188
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,238,350
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,454,951
Delaware County Auth. Univ. Rev. 5.25% 12/1/31	2,450,000	2,664,743
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165,000	2,171,625
East Stroudsburg Area School District:
Series 2007 A:
7.5% 9/1/22	1,000,000	1,238,790
7.75% 9/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200,000	9,937,170
Series 2007, 7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100) (c)	2,750,000	3,637,975
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,249,504
7.75% 4/1/25 (FSA Insured)	875,000	1,044,680
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	$ 1,750,000	$ 1,794,520
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	1,794,568
5.375% 7/1/42	1,130,000	1,138,916
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) Series 2002 A, 5.5% 4/1/14 (Pre-Refunded to 4/1/12 @ 100) (c)	1,655,000	1,697,931
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	575,000	576,351
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured)	705,000	744,607
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,120,412
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,688,350
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,651,935
Mifflin County School District:
Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,368,518
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,424,617
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,201,100
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,146,720
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	932,670
Mount Lebanon School District Series 2009 A:
5% 2/15/15	500,000	561,345
5% 2/15/34	2,250,000	2,412,900
Muhlenberg School District Series AA, 5.375% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,055,000	1,087,642
North Hampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Hosp. Proj.) Series 2010 A:
5.25% 8/15/16	1,245,000	1,356,664
5.25% 8/15/18	1,450,000	1,549,673
Oxford Area School District 5.375% 2/1/27 (FGIC Insured)	1,790,000	1,918,934
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (b)	$ 3,300,000	$ 3,333,429
6.375% 11/1/41 (b)	1,300,000	1,312,675
Bonds:
(Exelon Generation Proj.) Series 2009 A, 5%, tender 6/1/12 (a)	3,100,000	3,184,258
(PPL Energy Supply LLC Proj.) Series 2009 A, 3%, tender 9/1/15 (a)	2,000,000	2,055,000
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,139,720
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2010 B, 1.1%, tender 10/3/11 (a)	1,000,000	1,000,000
Pennsylvania Gen. Oblig.:
First Series 2002, 5.25% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (c)	125,000	127,036
First Series 2007 A, 5% 11/1/23	9,710,000	11,081,336
First Series 2008, 5% 5/15/27	805,000	892,214
First Series 2009, 5% 3/15/27	6,000,000	6,829,500
Second Series 2007 A, 5% 8/1/25	2,500,000	2,807,775
Second Series 2009:
5% 4/15/25	500,000	579,705
5% 4/15/28	5,000,000	5,626,300
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,244,550
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/22	2,655,000	2,997,070
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2005 A, 5% 8/15/17	3,000,000	3,331,560
Series 2011 A, 5.75% 8/15/41	4,980,000	5,417,244
Series 2010 E, 5% 5/15/31	2,500,000	2,561,375
Series 2010:
5% 9/1/30	1,150,000	1,278,179
5% 9/1/31	1,025,000	1,133,476
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	1,035,000	1,077,011
5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 101) (c)	45,000	47,178
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania State Univ.:
Series 2005:
5% 9/1/29	$ 1,550,000	$ 1,644,023
5% 9/1/35	4,485,000	4,696,737
Series 2008 A, 5% 8/15/29	3,945,000	4,296,105
Series 2010, 5% 3/1/40	3,635,000	3,943,502
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,221,610
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	2,900,000	2,994,134
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,299,750
5% 12/1/25 (AMBAC Insured)	7,345,000	7,840,200
5% 12/1/26 (AMBAC Insured)	3,500,000	3,720,500
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,218,200
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,232,100
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,571,715
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,611,255
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,064,600
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,058,740
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,807,271
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,830,772
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,944,603
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,577,340
Ninth Series, 5.25% 8/1/40	5,595,000	5,586,328
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	5,132,967
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,239,880
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,550,000	4,056,017
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30	4,000,000	4,200,360
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.):
Series 2002 A, 5.5% 4/15/13 (FGIC Insured)	$ 2,810,000	$ 2,879,267
Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,011,900
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	3,048,915
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,304,618
Series 2010 C, 5% 9/1/21	4,000,000	4,372,280
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,251,840
Series A:
5% 11/1/31 (FGIC Insured)	400,000	402,972
5.375% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,107,160
Pittsburgh Gen. Oblig.:
Series 2002 A, 5.5% 9/1/16 (AMBAC Insured)	2,565,000	2,599,320
Series 2006 B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,242,200
5.25% 9/1/16 (FSA Insured)	3,000,000	3,391,890
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 1993 A:
6.5% 9/1/13 (Escrowed to Maturity) (c)	3,435,000	3,694,411
6.5% 9/1/13 (FGIC Insured)	3,435,000	3,639,142
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,375,000	3,382,594
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23	1,000,000	977,650
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,784,850
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 5% 3/1/16	1,500,000	1,715,400
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) 5% 10/1/20 (FSA Insured)	1,000,000	1,125,920
(Montgomery County Cmnty. College Proj.):
5% 5/1/27 (FSA Insured)	1,775,000	1,925,733
5% 5/1/28 (FSA Insured)	1,000,000	1,078,830
Unionville-Chadds Ford School District Gen. Oblig. Series 2009 A, 5% 6/1/32	3,000,000	3,323,160
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
(Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	$ 2,000,000	$ 2,214,560
Series 2000 C, 5% 9/15/35	2,000,000	2,164,640
Series 2009 A, 5% 9/15/16	1,150,000	1,352,515
Series 2009 B, 5% 9/15/28	2,000,000	2,245,200
Series 2007 B, 5.25% 9/15/28	2,500,000	2,840,075
Series 2009 B, 5.5% 9/15/24	5,250,000	6,211,958
Upper Saint Clair Township School District 5.375% 7/15/16 (Pre-Refunded to 7/15/12 @ 100) (c)	1,855,000	1,928,959
Westmoreland County Gen. Oblig. 0% 8/1/15 (Escrowed to Maturity) (c)	4,290,000	4,110,721
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/25	2,490,000	2,535,692
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	3,722,100
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,750,900
0% 8/15/22	6,550,000	4,152,766
Wilson School District 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	6,189,557
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,235,000	3,169,071
		394,401,708
Puerto Rico - 0.4%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,030,620
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	532,500
		1,563,120
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $386,313,541)	404,169,438
NET OTHER ASSETS (LIABILITIES) - 2.5%	10,445,093
NET ASSETS - 100%	$ 414,614,531
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $386,313,423. Net unrealized appreciation aggregated $17,856,015, of which $18,483,167 related to appreciated investment securities and $627,152 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short-Intermediate
Municipal Income Fund

September 30, 2011

1.807744.107

STM-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Alabama 21st Century Auth. Tobacco Settlement Rev. Series 2001, 5.75% 12/1/15	$ 1,000	$ 1,014
Health Care Auth. for Baptist Health:
Bonds Series 2009 A, 6.125%, tender 5/15/12 (c)	4,000	4,091
Series 2006 D, 5% 11/15/11	1,540	1,545
Jefferson County Swr. Rev. Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,147
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	8,240	8,393
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/12	750	766
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,245
		19,201
Arizona - 3.5%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,476
5% 10/1/16 (FSA Insured)	13,000	14,691
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,096
Series 2008 D:
5% 1/1/13	3,250	3,405
5% 1/1/14	2,000	2,156
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	7,061
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	12,004
Series 2008:
5.5% 9/1/13	18,780	20,419
5.5% 9/1/16	1,385	1,574
Series A, 5% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,280	3,410
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,217
5% 10/1/20	5,180	6,241
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (c)	6,000	6,540
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	$ 4,800	$ 5,279
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17 (b)	12,085	13,491
5% 7/1/18 (b)	5,200	5,769
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2003 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750	775
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,682
Series 2009 B, 5% 7/1/16	5,090	5,925
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,405
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (FGIC Insured)	1,645	1,773
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,305
5% 7/1/17	3,315	3,575
5% 7/1/18	3,365	3,595
		137,864
California - 10.5%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.25% 5/1/12	6,000	6,171
Series 2010 L, 5% 5/1/17	12,000	14,153
Series 2010 M, 5% 5/1/16	8,000	9,325
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	5,000	5,540
Series 2004 A, 5.25% 7/1/12	6,010	6,228
Series 2009 A:
5% 7/1/15	3,660	4,048
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (g)	2,540	2,855
5.25% 7/1/13 (Escrowed to Maturity) (g)	1,185	1,287
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,359
5.25% 7/1/14	1,780	1,988
5.25% 7/1/14 (Escrowed to Maturity) (g)	520	588
California Gen. Oblig.:
5% 10/1/11	1,650	1,650
5% 2/1/12	1,650	1,675
5% 3/1/12	15,000	15,284
5% 9/1/12	1,700	1,771
5% 10/1/12	12,600	13,170
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 11/1/13	$ 9,060	$ 9,835
5% 9/1/18	7,500	8,729
5% 9/1/19	20,000	23,224
5% 9/1/20	20,000	23,038
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	2,495	2,666
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,154
(Sutter Health Proj.) Series 2008 A, 5% 8/15/12	1,325	1,377
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (c)	2,900	3,159
Series 2009 F, 5%, tender 7/1/14 (c)	3,200	3,486
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	4,300	4,700
California Infrastructure & Econ. Dev. Bank Rev. Bonds (The J. Paul Getty Trust Proj.):
Series 2003 C, 3.9%, tender 12/1/11 (c)	2,100	2,112
Series 2007 A3, 2.25%, tender 4/1/12 (c)	6,500	6,564
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	34,000	37,880
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/11 (c)(f)	3,000	3,000
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	2,300	2,419
California Pub. Works Board Lease Rev.:
Series 2009 J, 5% 11/1/17	2,300	2,621
Series 2010 A:
5% 3/1/16	2,000	2,242
5% 3/1/17	5,405	6,102
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,449
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,051
5% 6/15/13	16,650	17,781
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	$ 2,000	$ 2,165
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	3,030	3,287
Series 2007 A1, 5% 6/1/12	2,570	2,605
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,478
Series 2009 B, 5% 7/1/17	12,905	15,434
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,720
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	24,922
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	10,740	11,560
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,265
5% 12/1/17	9,790	11,017
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	14,036
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,425
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,500	2,636
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,095
5% 7/1/14	1,120	1,237
5% 7/1/15	2,170	2,467
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,197
5% 7/1/18	2,000	2,357
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,115	6,622
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21 (b)	4,000	4,686
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	3,011
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	$ 5,450	$ 5,923
5% 8/1/18	8,000	8,707
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,012
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,808
5% 5/15/15	1,845	2,091
Series 2009 B, 5% 5/15/14	7,000	7,684
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,554
		412,682
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,120
5% 11/15/11 (Escrowed to Maturity) (g)	120	121
Series 2006 F:
5% 11/15/12	380	398
5% 11/15/12 (Escrowed to Maturity) (g)	845	889
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (c)	4,200	4,632
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,000	2,011
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	595
		10,766
Connecticut - 3.0%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 1.25%, tender 4/2/12 (c)(f)	27,000	27,000
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	29,500	33,514
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,027
Series 2006 F, 5% 12/1/11	23,100	23,275
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	$ 4,300	$ 4,713
Series 2009 1:
5% 2/1/14	2,500	2,745
5% 2/1/15	11,995	13,639
Connecticut Transmission Muni. Elec. Energy Bonds Series 2011 A, 0.95%, tender 5/15/12 (c)	5,900	5,901
Hartford Gen. Oblig. Series A, 5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,036
		116,850
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series 2001 C, 0.75%, tender 6/1/12 (c)	5,500	5,501
District Of Columbia - 0.6%
District of Columbia Gen. Oblig.:
Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	4,100
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,570
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	6,024
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,655
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	9,357
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,103
		25,809
Florida - 7.6%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,338
5% 12/1/15	4,395	4,830
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	6,073
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	15,287
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,628
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,237
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Clearwater Wtr. and Swr. Rev.: - continued
Series 2011:
4% 12/1/16	$ 1,265	$ 1,405
5% 12/1/17	1,685	1,976
5% 12/1/18	685	803
5% 12/1/19	1,820	2,143
5% 12/1/20	1,000	1,182
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,463
5% 10/1/16	1,530	1,669
5% 10/1/17	1,455	1,579
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,655
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	23,455
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,079
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C, 5% 6/1/20	3,625	4,350
Series 2009 D, 5.5% 6/1/16	7,910	9,453
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	8,823
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,000	21,991
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19 (b)	1,705	1,986
5% 10/1/20 (b)	1,000	1,166
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	4,600	4,676
Series 2006 G:
5% 11/15/11	675	678
5% 11/15/11 (Escrowed to Maturity) (g)	25	25
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,649
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	16,650	17,159
Series 2008 A, 6.1%, tender 11/14/13 (c)	1,000	1,106
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	$ 1,310	$ 1,341
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	1,500	1,530
Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,862
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,139
5% 9/1/17	1,000	1,170
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/11	2,500	2,500
5% 10/1/12	7,350	7,681
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,265
Kissimmee Util. Auth. Elec. Sys. Rev.:
Series 2003:
5.25% 10/1/14	775	865
5.25% 10/1/15	3,525	4,026
Series 2011, 2% 10/1/12	2,195	2,226
Lakeland Hosp. Sys. Rev.:
(Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,557
Series 2011, 3% 11/15/12	1,000	1,016
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,026
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,857
Miami-Dade County Pub. Facilities Rev.:
(Jackson Health Sys. Proj.) Series 2005 B:
5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,790	5,097
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,083
Series 2005 B, 5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,270	1,303
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,434
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 4.625% 10/1/12	1,110	1,138
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,438
5% 10/1/16	1,000	1,111
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (g)	$ 2,500	$ 2,664
(Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A:
5% 11/1/13 (FSA Insured)	1,000	1,055
5% 11/1/15 (FSA Insured)	1,825	1,992
Orlando & Orange County Expressway Auth. Rev. Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,595
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,778
Series 2010 C, 5% 10/1/17	1,895	2,238
Series 2011 B:
5% 10/1/18	2,250	2,687
5% 10/1/19	2,325	2,786
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
5% 10/1/17 (f)	4,465	4,887
5% 10/1/18 (f)	2,745	2,991
5% 10/1/19 (f)	2,025	2,188
Polk County Cap. Impt. Rev. Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,494
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,321
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,666
5% 7/1/14	2,000	2,160
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,643
Series 2011, 5% 10/1/19	5,590	6,663
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,847
5% 11/15/17	1,500	1,694
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (f)	3,000	3,163
5% 10/1/15 (FSA Insured) (f)	2,920	3,216
5% 10/1/16 (FSA Insured) (f)	6,000	6,667
5% 10/1/17 (FSA Insured) (f)	5,000	5,582
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,312
		297,818
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - 3.3%
Appling County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Hatch Proj.) Series 2011 A, 2.5%, tender 3/1/13 (c)	$ 5,000	$ 5,080
Atlanta Arpt. Rev. Series 2011 B, 5% 1/1/13 (f)	1,000	1,048
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (c)	6,600	6,750
Series 2008:
0.8%, tender 6/21/12 (c)	13,855	13,861
5.05%, tender 1/12/12 (c)	1,500	1,518
(Oglethorpe Pwr. Corp. Vogtle Proj.):
Series 2008 D, 6.75%, tender 4/1/12 (c)	7,600	7,811
Series 2011 A, 2.5%, tender 3/1/13 (c)	3,500	3,556
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	1,555	1,620
5% 11/1/13	7,550	8,103
5% 11/1/14	7,490	8,248
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,713
5% 1/1/20	4,000	4,714
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,351
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,219
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2011 A, 2.5%, tender 3/1/13 (c)	11,500	11,685
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5% 1/1/13	2,000	2,100
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	9,299
Series 2008 D:
5.75% 1/1/19	14,890	17,660
5.75% 1/1/20	3,555	4,169
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/11	1,500	1,500
5% 10/1/12	1,000	1,039
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,393
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009: - continued
5% 1/1/15	$ 1,040	$ 1,119
5% 1/1/16	2,415	2,608
5% 1/1/18	1,530	1,642
		130,806
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (f)	3,900	4,364
Series 2011, 5% 7/1/19 (b)(f)	4,000	4,421
Hawaii Gen. Oblig.:
Series DR:
5% 6/1/16	7,645	8,953
5% 6/1/16 (Escrowed to Maturity) (g)	2,895	3,422
Series DY:
5% 2/1/15	3,500	3,983
5% 2/1/16	4,000	4,647
		29,790
Illinois - 7.5%
Chicago Board of Ed. Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,623
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,613
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,034
Series A:
5% 1/1/17 (FSA Insured)	3,465	3,829
5.25% 1/1/12 (Escrowed to Maturity) (g)	825	835
5.25% 1/1/12 (FSA Insured)	175	177
Series B:
5% 1/1/17 (FSA Insured)	5,115	5,618
5.125% 1/1/15 (AMBAC Insured)	3,995	4,334
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (g)	2,850	2,960
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (c)	5,000	5,452
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,536
5% 1/1/13 (FSA Insured)	4,000	4,202
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2010 D, 5.25% 1/1/17 (f)	$ 1,000	$ 1,110
Series 2010 E:
5% 1/1/15 (f)	4,000	4,355
5% 1/1/16 (f)	1,500	1,651
Series 2011 B, 5% 1/1/18	6,500	7,353
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165	1,177
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,962
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/19 (AMBAC Insured) (Assured Guaranty Corp. Insured)	2,500	2,669
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/13	3,765	3,978
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,940
Illinois Edl. Facilities Auth. Revs. Bonds (Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (c)	2,785	2,790
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (c)	9,500	9,774
Series 2010, 2.125%, tender 7/1/14 (c)	11,500	11,556
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,400
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	611
(Alexian Brothers Health Sys. Proj.) Series 2010, 4.5% 2/15/16	3,000	3,161
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,450
(Memorial Health Sys. Proj.) Series 2009, 5% 4/1/19	1,600	1,710
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	772
5% 7/1/13	415	441
5% 7/1/15	1,000	1,109
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,258
5% 5/15/17	3,520	3,847
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	$ 2,000	$ 2,083
5% 5/1/14	2,000	2,113
5.75% 5/1/19	2,650	2,894
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,335
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,827
(The Carle Foundation Proj.) Series 2009 A, 5% 2/15/12 (Assured Guaranty Corp. Insured)	4,965	5,018
Bonds (Advocate Health Care Proj.):
Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,077
Series 2008 C B3, 4.375%, tender 7/1/14 (c)	4,000	4,253
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,503
Series 1, 5.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,865	2,968
Series 2002:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,515	3,612
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,708
Series 2004 B, 5% 3/1/14	15,500	16,869
Series 2004, 5% 11/1/16	11,000	12,420
Series 2005:
5% 4/1/13 (AMBAC Insured)	5,000	5,287
5% 4/1/17 (AMBAC Insured)	8,050	8,693
Series 2007 A, 5.5% 6/1/15	1,000	1,138
Series 2007 B, 5% 1/1/17	9,835	10,999
Series 2009 A, 3.5% 9/1/13	3,000	3,127
Series 2010:
4% 1/1/13	3,695	3,827
5% 1/1/15 (FSA Insured)	20,000	22,178
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,428
5% 5/15/16 (FSA Insured)	2,325	2,519
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,396
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	$ 5,000	$ 5,591
4.5% 6/15/17	6,075	6,857
Series 2010, 5% 6/15/15	8,800	9,957
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,298
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,629
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (g)	580	557
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,344
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	2,985
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A:
0% 6/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410	1,392
0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,585
Series A, 0% 6/15/14 (Escrowed to Maturity) (g)	8,625	8,455
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	646
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,689
Univ. of Illinois Rev. 0% 4/1/14	2,350	2,225
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity) (g)	1,025	997
0% 11/1/14 (FSA Insured)	875	809
0% 11/1/16 (Escrowed to Maturity) (g)	740	690
0% 11/1/16 (FSA Insured)	2,235	1,899
		295,164
Indiana - 2.6%
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004, 5% 1/15/12 (FSA Insured)	1,990	2,015
Series 2005 A, 5.25% 1/10/12 (FSA Insured)	1,355	1,373
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	$ 3,000	$ 3,239
Indiana Fin. Auth. Hosp. Rev.:
(Jackson County Schneck Memorial Hosp. Proj.) Series 2010, 5% 2/15/18	1,475	1,582
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,789
5% 5/1/15	6,420	7,083
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,395
5% 12/1/15	2,135	2,433
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,971
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,725
Series 2010 A, 5% 2/1/17	2,800	3,339
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.):
Series A, 1.05%, tender 12/1/11 (c)(f)	4,500	4,500
Series B, 0.8%, tender 12/1/11 (c)	2,100	2,100
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	4,000	4,424
Indiana Health Facility Fing. Auth. Rev. Bonds:
(Ascension Health Subordinate Cr. Proj.) Series A2, 3.75%, tender 2/1/12 (c)	7,500	7,581
1.5%, tender 8/1/14 (c)	3,400	3,432
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19 (b)	1,470	1,698
5% 1/1/20 (b)	1,250	1,436
Indiana Port Commission Port Rev. (Cargill, Inc. Proj.) 4.1% 5/1/12	4,100	4,180
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	5,000	5,194
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,696
5% 10/1/17	5,000	5,703
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,163
Logansport High School Bldg. Corp. Series 2005:
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,059
5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,114
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,642
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	568
5% 7/1/15	315	363
5% 7/1/16	500	586
Series Z-1:
5% 7/1/16	1,215	1,423
5% 7/1/17	1,000	1,190
5% 7/1/18	1,500	1,799
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,177
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,121
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,320
West Clark 2000 School Bldg. Corp. Series 2005, 5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,165
		102,578
Iowa - 0.2%
Iowa Fin. Auth. Health Care Facilities Rev. (Genesis Health Sys. Proj.) Series 2010:
5% 7/1/15	2,165	2,368
5% 7/1/16	1,335	1,468
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,904
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (g)	3,200	3,210
		8,950
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	$ 575	$ 638
5% 11/15/15	625	707
5% 11/15/16	875	1,001
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/12	680	710
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	1,600	1,616
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,197
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,641
5% 11/15/15	6,245	6,975
5% 11/15/16	5,410	6,083
Series 2011 IV A:
5% 11/15/18	2,250	2,548
5% 11/15/20	2,745	3,061
		28,177
Kentucky - 1.2%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	795
4% 2/1/15	1,495	1,597
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,293
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,480
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 4% 2/1/13	500	521
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 0.8%, tender 12/1/11 (c)	5,200	5,200
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,906
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (c)	10,900	10,952
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.): - continued
Series 2005 A, 5.75%, tender 12/2/13 (c)	$ 6,000	$ 6,473
Series 2007 B, 1.9%, tender 6/1/12 (c)	10,900	10,967
		46,184
Louisiana - 0.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,015
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,703
5% 7/1/16	2,000	2,218
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,071
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,100
		11,107
Maryland - 1.2%
Maryland Gen. Oblig. Second Series B, 5.25% 8/15/16	16,100	19,296
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,551
5% 7/1/14	3,500	3,804
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,504
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,959
Series 2011 A, 5% 7/1/20	16,000	19,260
		49,374
Massachusetts - 1.8%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,111
5% 5/15/16	4,400	5,146
Lynn Gen. Oblig. 5% 12/1/11	1,500	1,510
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	95	97
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	$ 2,300	$ 2,818
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,767
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,657
4% 7/1/16	1,000	1,116
5% 7/1/13	1,000	1,077
Series Q2:
4% 7/1/15	1,170	1,292
4% 7/1/16	1,000	1,116
5% 7/1/13	1,100	1,185
5% 7/1/14	1,080	1,195
5% 7/1/17	1,370	1,626
(Tufts Med. Ctr. Proj.) Series I:
5% 1/1/14	1,550	1,638
5% 1/1/16	1,300	1,393
Massachusetts Gen. Oblig. Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (g)	8,100	8,499
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,625
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	7,000	7,440
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (c)	1,200	1,224
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,100	2,129
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	997
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,484
5% 12/15/13 (FSA Insured)	2,000	2,191
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,917
		70,250
Michigan - 2.2%
Allegan Pub. School District Series 2008, 5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,628
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	$ 1,195	$ 1,260
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,293
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,859
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,080
Detroit Swr. Disp. Rev. Series 2006 D, 0.764% 7/1/32 (c)	4,075	2,679
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,039
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,338
5% 5/1/13 (FSA Insured)	1,305	1,389
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,513
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,109
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,426
5% 11/15/19	1,000	1,130
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,200	2,394
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,521
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13 (g)	2,075	2,078
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (g)	125	125
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	1,445	1,450
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,559
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (c)	11,000	11,213
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,822
5% 10/1/15	1,750	2,036
5% 10/1/15	3,250	3,781
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Muni. Bond Auth. Rev.: - continued
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	$ 1,645	$ 1,730
5% 5/1/14	2,140	2,292
5% 5/1/15	1,845	2,018
5% 5/1/16	1,865	2,054
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,096
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	2,260	2,371
Royal Oak City School District 5% 5/1/12	2,000	2,048
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,250
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,539
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,371
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,707
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009, 3% 1/1/12	1,000	1,005
		88,203
Minnesota - 0.2%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,050
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,464
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,478
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	633
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,121
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,146
		7,892
Mississippi - 0.1%
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity) (g)	4,000	3,825
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.0%
Saint Louis Arpt. Rev. Series 2011 B, 3% 7/1/12	$ 1,000	$ 1,010
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,071
		2,081
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,536
Nebraska Pub. Pwr. District Rev.:
Series B, 5% 1/1/12 (FSA Insured)	3,500	3,540
Series C:
4% 1/1/15	2,360	2,572
4% 1/1/16	2,195	2,424
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,286
		19,358
Nevada - 1.8%
Clark County Arpt. Rev.:
Series 2008 E:
5% 7/1/14	2,905	3,151
5% 7/1/15	3,500	3,876
Series A1, 5% 7/1/12 (AMBAC Insured) (f)	2,000	2,059
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,215
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,321
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,394
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	23,764
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (f)	3,000	3,034
Nevada Gen. Oblig. Series 2010 C, 5% 6/1/19	12,140	14,050
		71,864
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2011, 3% 10/1/12	1,050	1,064
New Jersey - 2.9%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11	7,470	7,503
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/15	11,285	12,497
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Ctfs. of Prtn. Series 2009 A: - continued
5% 6/15/16	$ 6,500	$ 7,246
New Jersey Econ. Dev. Auth. Exempt Facilities Rev. Bonds (Pub. Svc. Elec. and Gas Co. Proj.) Series 2010 A, 1.2%, tender 12/1/11 (c)(f)	14,000	14,016
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	3,275	3,323
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (c)	7,000	7,642
Series 2001 A, 5.5% 6/15/13 (AMBAC Insured)	1,090	1,185
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	2,013
Series 2005 O, 5% 3/1/20	6,350	6,846
Series 2008 W:
5% 3/1/12 (Escrowed to Maturity) (g)	5,545	5,653
5% 3/1/15	10,400	11,549
Series 2009 BB, 5% 9/1/15	3,390	3,814
Series 2011 EE, 5% 9/1/20	5,000	5,651
New Jersey Gen. Oblig. Series H, 5.25% 7/1/15 (FSA Insured)	5,000	5,776
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	4,500	4,962
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	4,300	4,818
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,832
Series 2003 B. 5.25% 12/15/19	3,000	3,475
		113,801
New Mexico - 1.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	22,100	22,824
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,570
Series 2010 A1:
4% 12/1/15	3,700	4,008
4% 12/1/16	6,750	7,326
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,276
		47,004
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - 16.0%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	$ 1,000	$ 1,046
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,212
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	700
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/12	1,175	1,187
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 5% 5/1/15	5,000	5,634
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	6,044
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,047
Series 2002 A1, 5.25% 11/1/14 (Pre-Refunded to 11/1/11 @ 101) (g)	600	608
Series 2003 F, 5.5% 12/15/11	6,725	6,795
Series 2005 C, 5% 8/1/12	19,770	20,534
Series 2005 D, 5% 8/1/12 (Escrowed to Maturity) (g)	4,925	5,117
Series 2005 F1, 5% 9/1/15	3,560	4,095
Series 2005 G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,075	5,284
Series 2008 E, 5% 8/1/12	5,000	5,193
Series 2010 C, 5% 8/1/13	7,000	7,579
Series B:
5% 8/1/14	10,000	11,194
5% 8/1/15	10,000	11,480
Series K:
5% 8/1/12	2,335	2,425
5% 8/1/12 (Escrowed to Maturity) (g)	2,025	2,104
Series O:
5% 6/1/12	1,745	1,799
5% 6/1/12 (Escrowed to Maturity) (g)	5,780	5,958
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	25,445	25,537
6% 11/1/28 (a)	44,755	44,934
Series 2003 B, 5% 2/1/20	3,000	3,600
Series 2007 C1, 5% 11/1/15	10,000	11,658
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2010 B:
5% 11/1/17	$ 30,000	$ 36,130
5% 11/1/20	5,950	7,050
Series 2010 D:
5% 11/1/15	8,300	9,676
5% 11/1/17	10,115	12,182
Series 2012 A:
5% 11/1/17	7,000	8,430
5% 11/1/20	4,500	5,473
Series B:
5% 11/1/11	11,060	11,099
5% 11/1/11 (Escrowed to Maturity) (g)	1,520	1,525
Series E, 4% 11/1/12	6,790	7,057
New York City Trust Cultural Resources Rev. Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (c)	3,500	3,563
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/12	3,900	3,983
5% 3/15/13	3,545	3,781
5% 3/15/14	3,745	4,145
5% 3/15/15	4,000	4,571
Series 2009 D:
5% 6/15/14	9,890	11,048
5% 6/15/15	16,075	18,509
5% 6/15/16	9,330	10,925
Series 2010 A:
5% 2/15/14	9,850	10,869
5% 2/15/15	8,780	10,010
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	1,980	2,090
5.75% 7/1/13 (AMBAC Insured)	570	601
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	7,962
5% 8/15/14	7,755	8,611
Series 2009 A1, 5% 2/15/15	9,000	10,107
(New York Univ. Hosp. Ctr. Proj.) Series 2011 A, 5% 7/1/18	3,240	3,673
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	4,018
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Bonds Series 2002 B, 5.25%, tender 5/15/12 (c)	$ 16,055	$ 16,505
Series 2008 B, 5% 7/1/15	30,000	34,097
Series 2009 A:
5% 7/1/15	12,850	14,469
5% 7/1/16	8,390	9,567
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	14,862
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,519
5% 11/15/15	2,325	2,673
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (c)	7,300	7,651
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,117
5.25% 11/15/19 (FGIC Insured)	5,200	6,123
Series 2005 C, 5% 11/15/11	2,750	2,764
Series 2010 B2, 4% 11/15/14	2,830	3,065
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (c)(f)	26,400	26,481
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	2,600	2,776
Series 2010 A, 5% 4/1/17	1,000	1,171
Series 2011 A1:
5% 4/1/17	1,500	1,761
5% 4/1/18	3,500	4,148
New York Urban Dev. Corp. Rev.:
Series 2005 A, 5% 1/1/12	5,015	5,072
Series 2009 C:
5% 12/15/15	6,500	7,594
5% 12/15/16	17,000	20,130
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	2,450	2,479
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	5,475	5,696
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/16	$ 20,000	$ 23,010
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	6,470	7,389
		631,971
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,200	1,203
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,377
		5,580
North Carolina - 1.1%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A, 5% 1/15/12	400	405
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,819
5% 3/1/18	1,500	1,793
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,598
5% 11/1/15 (FSA Insured)	1,600	1,762
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A:
5% 1/1/15	4,000	4,477
5% 1/1/16	6,035	6,854
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,424
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,676
5% 6/1/16	1,000	1,129
5% 6/1/17	3,220	3,658
5% 6/1/18	3,820	4,359
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	4,191
Series 2008 A, 5.25% 1/1/20	2,000	2,303
		42,448
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	$ 1,575	$ 1,582
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,990
		3,572
Ohio - 2.9%
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,126
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	843
5% 6/1/16 (FSA Insured)	1,105	1,241
5% 6/1/17 (FSA Insured)	1,160	1,318
Montgomery County Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	2,700	2,710
Ohio Air Quality Dev. Auth. Rev. Bonds:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	9,000	9,530
(Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (c)	5,500	5,725
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	5,955	6,649
5% 10/1/15	6,505	7,462
Series 2010 C:
4% 10/1/15	3,200	3,553
5% 10/1/16	1,250	1,456
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	2,055	2,295
5% 10/1/15	4,535	5,202
Series 2010 A, 5% 10/1/15	1,185	1,362
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	2,600	3,109
Series 2010 B, 5% 9/15/15	19,080	22,113
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	4,865
Series 2010 A, 5% 8/1/17	3,290	3,924
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	$ 2,000	$ 2,222
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	541
5% 1/15/17	1,000	1,087
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/16	5,000	5,876
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (c)	5,000	5,204
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	7,225	8,324
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	2,019
5% 12/1/13	875	925
5% 12/1/14	2,275	2,448
		113,129
Oklahoma - 0.3%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	1,000
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,905
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,830
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	35	36
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,212
		11,983
Oregon - 0.4%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	2,500	2,704
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 3.5%, tender 5/1/13 (c)(f)	5,300	5,447
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13	1,000	1,054
5% 3/15/14	595	643
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A: - continued
5% 3/15/15	$ 2,500	$ 2,755
5% 3/15/16	1,750	1,945
		14,548
Pennsylvania - 4.9%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (f)	1,350	1,408
5% 1/1/15 (FSA Insured) (f)	1,000	1,055
5% 1/1/16 (FSA Insured) (f)	1,000	1,059
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,300	1,313
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	6,889
Series 2008 B, 5% 6/15/14	1,385	1,521
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,513
5% 8/15/14	1,955	2,159
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (c)	2,000	2,082
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B, 5% 12/15/11	2,835	2,846
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,092
5% 7/1/17	1,255	1,366
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,421
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Bonds (Exelon Generation Proj.) Series 2009 A, 5%, tender 6/1/12 (c)	1,000	1,027
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	12,088
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,536
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series A, 5% 8/1/15	2,100	2,340
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.): - continued
Seventh Series, 5% 10/1/12 (AMBAC Insured)	$ 1,000	$ 1,040
Philadelphia Gen. Oblig.:
Series 2007 A, 5% 8/1/12 (FSA Insured)	5,000	5,176
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,852
5% 12/15/15 (FSA Insured)	5,000	5,535
5% 12/15/16 (FSA Insured)	7,275	8,133
Series 2011:
4% 8/1/12	4,325	4,431
5.25% 8/1/17	6,165	6,897
5.25% 8/1/18	5,515	6,188
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,400	3,418
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,513
Series 2010 C:
5% 9/1/15	13,200	14,638
5% 9/1/16	13,610	15,165
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,874
5% 6/15/16	6,000	6,800
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,979
5% 2/1/16 (FSA Insured)	5,620	6,178
Pittsburgh School District:
Series 2009 A:
3% 9/1/12 (Assured Guaranty Corp. Insured)	1,300	1,326
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,708
Series 2010 A:
4% 9/1/15 (FSA Insured)	1,450	1,575
5% 9/1/16 (FSA Insured)	1,685	1,919
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,647
5% 11/15/14	4,690	5,155
5% 11/15/15	2,420	2,709
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,153
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011: - continued
5% 6/1/19	$ 200	$ 230
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,423
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,339
		191,716
Puerto Rico - 0.0%
Puerto Rico Govt. Dev. Bank Series 2006 B:
5% 12/1/11	1,040	1,046
5% 12/1/12	1,000	1,039
		2,085
Rhode Island - 0.3%
Rhode Island & Providence Plantations Series 2010 A, 5% 10/1/12	2,250	2,353
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,259
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,524
		12,136
South Carolina - 0.2%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011:
3% 11/1/12	1,400	1,432
5% 11/1/19	1,190	1,335
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2010:
5% 2/1/16	2,000	2,209
5% 2/1/17	2,300	2,533
		7,509
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	685
5% 9/1/15	680	757
5% 9/1/16	500	556
5% 9/1/17	490	543
		2,541
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 0.4%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	$ 1,000	$ 1,046
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,651
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (f)	1,730	1,911
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	2,046
5% 7/1/17	1,100	1,252
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,503
		15,409
Texas - 6.0%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,970
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,473
Series 2006 B:
6% 1/1/12	500	503
6% 1/1/13	1,270	1,305
Austin Elec. Util. Sys. Rev.:
Series 2007, 5% 11/15/11 (FSA Insured)	4,000	4,021
Series A, 5% 11/15/15	1,000	1,153
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,743
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,599
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	3,058
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,224
Corpus Christi Independent School District 4% 8/15/14	10,140	11,080
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,792
5% 11/1/15	5,000	5,710
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,942
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,526
Series 2009, 5% 2/15/16	3,690	4,308
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,380	$ 1,530
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,512
Series 2009, 5% 2/15/16	1,375	1,594
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,046
5% 11/15/14	1,000	1,110
5% 11/15/16	500	575
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,082
5% 8/15/14	1,075	1,204
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (f)	7,380	8,218
Series 2011 B, 3% 7/1/12	1,540	1,565
Series A:
5% 7/1/15	2,070	2,345
5% 7/1/16	1,080	1,243
Houston Cmnty. College Sys. Rev. Series 2005, 5.25% 4/15/12 (FSA Insured)	2,000	2,053
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855	3,170
Series 2007 B, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,642
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	7,972
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	4,196
Houston Util. Sys. Rev. Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,455
Humble Independent School District Series 2009, 4% 2/15/13	400	420
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,036
Keller Independent School District 5% 2/15/14	3,750	4,119
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,590
Leander Independent School District Series 2001, 6% 8/15/14	1,850	2,127
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,397
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	$ 2,500	$ 2,578
Lower Colorado River Auth. Rev. Series 2010:
5% 5/15/15	2,125	2,418
5% 5/15/16	2,360	2,724
5% 5/15/17	2,805	3,285
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,651
Lubbock Gen. Oblig. Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,966
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,162
5% 7/1/18	3,030	3,447
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,073
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.15%, tender 10/3/11 (c)	2,900	2,900
North Texas Tollway Auth. Rev. Bonds Series 2008 H2, 5%, tender 1/1/13 (c)	5,000	5,254
Northside Independent School District Bonds 1.5%, tender 8/1/12 (c)	12,500	12,606
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,570
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,500	2,804
5% 2/15/16	2,000	2,280
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,727
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/11	1,665	1,673
5% 11/15/12	1,950	2,042
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	4,685	5,153
Texas Gen. Oblig.:
Series 2011 B, 2% 8/1/12 (f)	3,365	3,408
Series B, 0% 10/1/13	6,500	6,326
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Muni. Pwr. Agcy. Rev. Series 2010:
4% 9/1/14	$ 1,000	$ 1,079
5% 9/1/15	835	951
5% 9/1/16	750	863
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 1/1/16	7,865	9,100
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,094
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,296
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,210
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,646
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,103
Univ. of Texas Board of Regents Sys. Rev.:
Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	15,000	16,269
Series 2010 B, 5% 8/15/21	1,800	2,214
		235,480
Utah - 0.3%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,800
0% 10/1/12 (AMBAC Insured)	3,800	3,748
0% 10/1/13 (AMBAC Insured)	3,760	3,638
		11,186
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,439
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,508
Virginia - 0.5%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (c)(f)	5,900	6,045
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	1,800	1,837
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	$ 8,000	$ 8,631
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	1,800	1,908
		18,421
Washington - 1.8%
Energy Northwest Elec. Rev.:
(#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,472
Series 2012 A, 5% 7/1/19 (b)	30,000	34,278
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,435
5% 12/1/17	2,950	3,503
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (f)	2,500	2,795
Port of Seattle Rev.:
Series 2001 D, 5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,640	3,778
Series 2010 C:
5% 2/1/16 (f)	2,000	2,218
5% 2/1/17 (f)	2,500	2,774
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,362
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,982
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,114
5% 8/15/14	2,000	2,153
		69,864
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2%, tender 8/1/12 (c)(f)	9,000	9,068
Wisconsin - 1.3%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (f)	1,720	1,903
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	7,268
Series 2009 C, 4% 5/1/14	3,365	3,662
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Series 2010 1:
5% 5/1/14	$ 5,750	$ 6,404
5% 5/1/15	8,005	9,199
5% 5/1/16	10,000	11,725
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,255
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,653
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/13	875	915
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,079
5% 12/15/15	1,105	1,220
5% 12/15/16	1,440	1,591
5% 12/15/17	1,540	1,688
		49,562
TOTAL MUNICIPAL BONDS (Cost $3,490,201)		3,610,118
Municipal Notes - 0.2%

Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $7,600)	7,600	7,600
Money Market Funds - 4.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.16% (d)(e) (Cost $173,790)	173,796,900	173,800
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $3,671,591)		3,791,518
NET OTHER ASSETS (LIABILITIES) - 3.8%		149,659
NET ASSETS - 100%		$ 3,941,177
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 247
Total	$ 247
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,617,718	$ -	$ 3,617,718	$ -
Money Market Funds	173,800	173,800	-	-
Total Investments in Securities:	$ 3,791,518	$ 173,800	$ 3,617,718	$ -
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	34.7%
Electric Utilities	14.6%
Special Tax	13.0%
Health Care	10.7%
Other	8.6%
Others* (Individually Less Than 5%)	18.4%
100.0%
* Includes net other assets
Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $3,671,590,000. Net unrealized appreciation aggregated $119,928,000, of which $123,225,000 related to appreciated investment securities and $3,297,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Short-Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2011

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Short-Intermediate Municipal
Income Fund

1.807761.107

ASTM-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Alabama 21st Century Auth. Tobacco Settlement Rev. Series 2001, 5.75% 12/1/15	$ 1,000	$ 1,014
Health Care Auth. for Baptist Health:
Bonds Series 2009 A, 6.125%, tender 5/15/12 (c)	4,000	4,091
Series 2006 D, 5% 11/15/11	1,540	1,545
Jefferson County Swr. Rev. Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,147
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	8,240	8,393
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/12	750	766
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,245
		19,201
Arizona - 3.5%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,476
5% 10/1/16 (FSA Insured)	13,000	14,691
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,096
Series 2008 D:
5% 1/1/13	3,250	3,405
5% 1/1/14	2,000	2,156
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	7,061
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	12,004
Series 2008:
5.5% 9/1/13	18,780	20,419
5.5% 9/1/16	1,385	1,574
Series A, 5% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,280	3,410
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,217
5% 10/1/20	5,180	6,241
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (c)	6,000	6,540
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	$ 4,800	$ 5,279
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17 (b)	12,085	13,491
5% 7/1/18 (b)	5,200	5,769
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2003 A, 5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750	775
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,682
Series 2009 B, 5% 7/1/16	5,090	5,925
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,405
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (FGIC Insured)	1,645	1,773
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,305
5% 7/1/17	3,315	3,575
5% 7/1/18	3,365	3,595
		137,864
California - 10.5%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.25% 5/1/12	6,000	6,171
Series 2010 L, 5% 5/1/17	12,000	14,153
Series 2010 M, 5% 5/1/16	8,000	9,325
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	5,000	5,540
Series 2004 A, 5.25% 7/1/12	6,010	6,228
Series 2009 A:
5% 7/1/15	3,660	4,048
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (g)	2,540	2,855
5.25% 7/1/13 (Escrowed to Maturity) (g)	1,185	1,287
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,359
5.25% 7/1/14	1,780	1,988
5.25% 7/1/14 (Escrowed to Maturity) (g)	520	588
California Gen. Oblig.:
5% 10/1/11	1,650	1,650
5% 2/1/12	1,650	1,675
5% 3/1/12	15,000	15,284
5% 9/1/12	1,700	1,771
5% 10/1/12	12,600	13,170
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 11/1/13	$ 9,060	$ 9,835
5% 9/1/18	7,500	8,729
5% 9/1/19	20,000	23,224
5% 9/1/20	20,000	23,038
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	2,495	2,666
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,154
(Sutter Health Proj.) Series 2008 A, 5% 8/15/12	1,325	1,377
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (c)	2,900	3,159
Series 2009 F, 5%, tender 7/1/14 (c)	3,200	3,486
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	4,300	4,700
California Infrastructure & Econ. Dev. Bank Rev. Bonds (The J. Paul Getty Trust Proj.):
Series 2003 C, 3.9%, tender 12/1/11 (c)	2,100	2,112
Series 2007 A3, 2.25%, tender 4/1/12 (c)	6,500	6,564
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	34,000	37,880
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/11 (c)(f)	3,000	3,000
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	2,300	2,419
California Pub. Works Board Lease Rev.:
Series 2009 J, 5% 11/1/17	2,300	2,621
Series 2010 A:
5% 3/1/16	2,000	2,242
5% 3/1/17	5,405	6,102
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,449
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,051
5% 6/15/13	16,650	17,781
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	$ 2,000	$ 2,165
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	3,030	3,287
Series 2007 A1, 5% 6/1/12	2,570	2,605
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,478
Series 2009 B, 5% 7/1/17	12,905	15,434
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,720
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	24,922
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	10,740	11,560
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,265
5% 12/1/17	9,790	11,017
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	14,036
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,425
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,500	2,636
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,095
5% 7/1/14	1,120	1,237
5% 7/1/15	2,170	2,467
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,197
5% 7/1/18	2,000	2,357
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,115	6,622
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21 (b)	4,000	4,686
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	3,011
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	$ 5,450	$ 5,923
5% 8/1/18	8,000	8,707
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,012
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,808
5% 5/15/15	1,845	2,091
Series 2009 B, 5% 5/15/14	7,000	7,684
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,554
		412,682
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,120
5% 11/15/11 (Escrowed to Maturity) (g)	120	121
Series 2006 F:
5% 11/15/12	380	398
5% 11/15/12 (Escrowed to Maturity) (g)	845	889
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (c)	4,200	4,632
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,000	2,011
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	595
		10,766
Connecticut - 3.0%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 1.25%, tender 4/2/12 (c)(f)	27,000	27,000
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	29,500	33,514
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,027
Series 2006 F, 5% 12/1/11	23,100	23,275
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	$ 4,300	$ 4,713
Series 2009 1:
5% 2/1/14	2,500	2,745
5% 2/1/15	11,995	13,639
Connecticut Transmission Muni. Elec. Energy Bonds Series 2011 A, 0.95%, tender 5/15/12 (c)	5,900	5,901
Hartford Gen. Oblig. Series A, 5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,036
		116,850
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series 2001 C, 0.75%, tender 6/1/12 (c)	5,500	5,501
District Of Columbia - 0.6%
District of Columbia Gen. Oblig.:
Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	4,100
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,570
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	6,024
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,655
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	8,500	9,357
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,103
		25,809
Florida - 7.6%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,338
5% 12/1/15	4,395	4,830
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	6,073
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	15,287
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,628
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,237
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Clearwater Wtr. and Swr. Rev.: - continued
Series 2011:
4% 12/1/16	$ 1,265	$ 1,405
5% 12/1/17	1,685	1,976
5% 12/1/18	685	803
5% 12/1/19	1,820	2,143
5% 12/1/20	1,000	1,182
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,463
5% 10/1/16	1,530	1,669
5% 10/1/17	1,455	1,579
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,655
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	23,455
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,079
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C, 5% 6/1/20	3,625	4,350
Series 2009 D, 5.5% 6/1/16	7,910	9,453
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	8,823
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,000	21,991
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19 (b)	1,705	1,986
5% 10/1/20 (b)	1,000	1,166
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	4,600	4,676
Series 2006 G:
5% 11/15/11	675	678
5% 11/15/11 (Escrowed to Maturity) (g)	25	25
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,649
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	16,650	17,159
Series 2008 A, 6.1%, tender 11/14/13 (c)	1,000	1,106
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	$ 1,310	$ 1,341
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	1,500	1,530
Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,862
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,139
5% 9/1/17	1,000	1,170
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/11	2,500	2,500
5% 10/1/12	7,350	7,681
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,265
Kissimmee Util. Auth. Elec. Sys. Rev.:
Series 2003:
5.25% 10/1/14	775	865
5.25% 10/1/15	3,525	4,026
Series 2011, 2% 10/1/12	2,195	2,226
Lakeland Hosp. Sys. Rev.:
(Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,557
Series 2011, 3% 11/15/12	1,000	1,016
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,026
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,857
Miami-Dade County Pub. Facilities Rev.:
(Jackson Health Sys. Proj.) Series 2005 B:
5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,790	5,097
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,083
Series 2005 B, 5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,270	1,303
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,434
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 4.625% 10/1/12	1,110	1,138
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,438
5% 10/1/16	1,000	1,111
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (g)	$ 2,500	$ 2,664
(Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A:
5% 11/1/13 (FSA Insured)	1,000	1,055
5% 11/1/15 (FSA Insured)	1,825	1,992
Orlando & Orange County Expressway Auth. Rev. Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,595
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,778
Series 2010 C, 5% 10/1/17	1,895	2,238
Series 2011 B:
5% 10/1/18	2,250	2,687
5% 10/1/19	2,325	2,786
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
5% 10/1/17 (f)	4,465	4,887
5% 10/1/18 (f)	2,745	2,991
5% 10/1/19 (f)	2,025	2,188
Polk County Cap. Impt. Rev. Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,494
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,321
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,666
5% 7/1/14	2,000	2,160
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,643
Series 2011, 5% 10/1/19	5,590	6,663
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,847
5% 11/15/17	1,500	1,694
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (f)	3,000	3,163
5% 10/1/15 (FSA Insured) (f)	2,920	3,216
5% 10/1/16 (FSA Insured) (f)	6,000	6,667
5% 10/1/17 (FSA Insured) (f)	5,000	5,582
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,312
		297,818
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - 3.3%
Appling County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Hatch Proj.) Series 2011 A, 2.5%, tender 3/1/13 (c)	$ 5,000	$ 5,080
Atlanta Arpt. Rev. Series 2011 B, 5% 1/1/13 (f)	1,000	1,048
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (c)	6,600	6,750
Series 2008:
0.8%, tender 6/21/12 (c)	13,855	13,861
5.05%, tender 1/12/12 (c)	1,500	1,518
(Oglethorpe Pwr. Corp. Vogtle Proj.):
Series 2008 D, 6.75%, tender 4/1/12 (c)	7,600	7,811
Series 2011 A, 2.5%, tender 3/1/13 (c)	3,500	3,556
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	1,555	1,620
5% 11/1/13	7,550	8,103
5% 11/1/14	7,490	8,248
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,713
5% 1/1/20	4,000	4,714
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,351
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,219
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2011 A, 2.5%, tender 3/1/13 (c)	11,500	11,685
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5% 1/1/13	2,000	2,100
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	9,299
Series 2008 D:
5.75% 1/1/19	14,890	17,660
5.75% 1/1/20	3,555	4,169
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/11	1,500	1,500
5% 10/1/12	1,000	1,039
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,393
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009: - continued
5% 1/1/15	$ 1,040	$ 1,119
5% 1/1/16	2,415	2,608
5% 1/1/18	1,530	1,642
		130,806
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (f)	3,900	4,364
Series 2011, 5% 7/1/19 (b)(f)	4,000	4,421
Hawaii Gen. Oblig.:
Series DR:
5% 6/1/16	7,645	8,953
5% 6/1/16 (Escrowed to Maturity) (g)	2,895	3,422
Series DY:
5% 2/1/15	3,500	3,983
5% 2/1/16	4,000	4,647
		29,790
Illinois - 7.5%
Chicago Board of Ed. Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,623
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,613
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,034
Series A:
5% 1/1/17 (FSA Insured)	3,465	3,829
5.25% 1/1/12 (Escrowed to Maturity) (g)	825	835
5.25% 1/1/12 (FSA Insured)	175	177
Series B:
5% 1/1/17 (FSA Insured)	5,115	5,618
5.125% 1/1/15 (AMBAC Insured)	3,995	4,334
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (g)	2,850	2,960
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (c)	5,000	5,452
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,536
5% 1/1/13 (FSA Insured)	4,000	4,202
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2010 D, 5.25% 1/1/17 (f)	$ 1,000	$ 1,110
Series 2010 E:
5% 1/1/15 (f)	4,000	4,355
5% 1/1/16 (f)	1,500	1,651
Series 2011 B, 5% 1/1/18	6,500	7,353
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165	1,177
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,962
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/19 (AMBAC Insured) (Assured Guaranty Corp. Insured)	2,500	2,669
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/13	3,765	3,978
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,940
Illinois Edl. Facilities Auth. Revs. Bonds (Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (c)	2,785	2,790
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (c)	9,500	9,774
Series 2010, 2.125%, tender 7/1/14 (c)	11,500	11,556
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,400
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	611
(Alexian Brothers Health Sys. Proj.) Series 2010, 4.5% 2/15/16	3,000	3,161
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,450
(Memorial Health Sys. Proj.) Series 2009, 5% 4/1/19	1,600	1,710
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	772
5% 7/1/13	415	441
5% 7/1/15	1,000	1,109
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,258
5% 5/15/17	3,520	3,847
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	$ 2,000	$ 2,083
5% 5/1/14	2,000	2,113
5.75% 5/1/19	2,650	2,894
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,335
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,827
(The Carle Foundation Proj.) Series 2009 A, 5% 2/15/12 (Assured Guaranty Corp. Insured)	4,965	5,018
Bonds (Advocate Health Care Proj.):
Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,077
Series 2008 C B3, 4.375%, tender 7/1/14 (c)	4,000	4,253
Illinois Gen. Oblig.:
(Illinois FIRST Proj.) Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,503
Series 1, 5.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,865	2,968
Series 2002:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,515	3,612
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,708
Series 2004 B, 5% 3/1/14	15,500	16,869
Series 2004, 5% 11/1/16	11,000	12,420
Series 2005:
5% 4/1/13 (AMBAC Insured)	5,000	5,287
5% 4/1/17 (AMBAC Insured)	8,050	8,693
Series 2007 A, 5.5% 6/1/15	1,000	1,138
Series 2007 B, 5% 1/1/17	9,835	10,999
Series 2009 A, 3.5% 9/1/13	3,000	3,127
Series 2010:
4% 1/1/13	3,695	3,827
5% 1/1/15 (FSA Insured)	20,000	22,178
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,428
5% 5/15/16 (FSA Insured)	2,325	2,519
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,396
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	$ 5,000	$ 5,591
4.5% 6/15/17	6,075	6,857
Series 2010, 5% 6/15/15	8,800	9,957
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,298
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,629
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (g)	580	557
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,344
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	2,965	2,985
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A:
0% 6/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410	1,392
0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,585
Series A, 0% 6/15/14 (Escrowed to Maturity) (g)	8,625	8,455
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	646
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,689
Univ. of Illinois Rev. 0% 4/1/14	2,350	2,225
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity) (g)	1,025	997
0% 11/1/14 (FSA Insured)	875	809
0% 11/1/16 (Escrowed to Maturity) (g)	740	690
0% 11/1/16 (FSA Insured)	2,235	1,899
		295,164
Indiana - 2.6%
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004, 5% 1/15/12 (FSA Insured)	1,990	2,015
Series 2005 A, 5.25% 1/10/12 (FSA Insured)	1,355	1,373
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	$ 3,000	$ 3,239
Indiana Fin. Auth. Hosp. Rev.:
(Jackson County Schneck Memorial Hosp. Proj.) Series 2010, 5% 2/15/18	1,475	1,582
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,789
5% 5/1/15	6,420	7,083
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,395
5% 12/1/15	2,135	2,433
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,971
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,725
Series 2010 A, 5% 2/1/17	2,800	3,339
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.):
Series A, 1.05%, tender 12/1/11 (c)(f)	4,500	4,500
Series B, 0.8%, tender 12/1/11 (c)	2,100	2,100
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	4,000	4,424
Indiana Health Facility Fing. Auth. Rev. Bonds:
(Ascension Health Subordinate Cr. Proj.) Series A2, 3.75%, tender 2/1/12 (c)	7,500	7,581
1.5%, tender 8/1/14 (c)	3,400	3,432
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19 (b)	1,470	1,698
5% 1/1/20 (b)	1,250	1,436
Indiana Port Commission Port Rev. (Cargill, Inc. Proj.) 4.1% 5/1/12	4,100	4,180
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	5,000	5,194
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,696
5% 10/1/17	5,000	5,703
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,163
Logansport High School Bldg. Corp. Series 2005:
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,059
5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,114
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,642
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	568
5% 7/1/15	315	363
5% 7/1/16	500	586
Series Z-1:
5% 7/1/16	1,215	1,423
5% 7/1/17	1,000	1,190
5% 7/1/18	1,500	1,799
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,177
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,121
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,320
West Clark 2000 School Bldg. Corp. Series 2005, 5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,165
		102,578
Iowa - 0.2%
Iowa Fin. Auth. Health Care Facilities Rev. (Genesis Health Sys. Proj.) Series 2010:
5% 7/1/15	2,165	2,368
5% 7/1/16	1,335	1,468
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,904
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (g)	3,200	3,210
		8,950
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	$ 575	$ 638
5% 11/15/15	625	707
5% 11/15/16	875	1,001
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/12	680	710
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	1,600	1,616
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,197
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,641
5% 11/15/15	6,245	6,975
5% 11/15/16	5,410	6,083
Series 2011 IV A:
5% 11/15/18	2,250	2,548
5% 11/15/20	2,745	3,061
		28,177
Kentucky - 1.2%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	795
4% 2/1/15	1,495	1,597
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,293
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,480
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 4% 2/1/13	500	521
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 0.8%, tender 12/1/11 (c)	5,200	5,200
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,906
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (c)	10,900	10,952
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.): - continued
Series 2005 A, 5.75%, tender 12/2/13 (c)	$ 6,000	$ 6,473
Series 2007 B, 1.9%, tender 6/1/12 (c)	10,900	10,967
		46,184
Louisiana - 0.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,015
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,703
5% 7/1/16	2,000	2,218
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,071
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,100
		11,107
Maryland - 1.2%
Maryland Gen. Oblig. Second Series B, 5.25% 8/15/16	16,100	19,296
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,551
5% 7/1/14	3,500	3,804
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,504
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,959
Series 2011 A, 5% 7/1/20	16,000	19,260
		49,374
Massachusetts - 1.8%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,111
5% 5/15/16	4,400	5,146
Lynn Gen. Oblig. 5% 12/1/11	1,500	1,510
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	95	97
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	$ 2,300	$ 2,818
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,767
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,657
4% 7/1/16	1,000	1,116
5% 7/1/13	1,000	1,077
Series Q2:
4% 7/1/15	1,170	1,292
4% 7/1/16	1,000	1,116
5% 7/1/13	1,100	1,185
5% 7/1/14	1,080	1,195
5% 7/1/17	1,370	1,626
(Tufts Med. Ctr. Proj.) Series I:
5% 1/1/14	1,550	1,638
5% 1/1/16	1,300	1,393
Massachusetts Gen. Oblig. Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (g)	8,100	8,499
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,625
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	7,000	7,440
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (c)	1,200	1,224
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,100	2,129
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	997
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,484
5% 12/15/13 (FSA Insured)	2,000	2,191
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,917
		70,250
Michigan - 2.2%
Allegan Pub. School District Series 2008, 5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,628
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	$ 1,195	$ 1,260
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,293
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,859
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,080
Detroit Swr. Disp. Rev. Series 2006 D, 0.764% 7/1/32 (c)	4,075	2,679
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,039
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,338
5% 5/1/13 (FSA Insured)	1,305	1,389
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,513
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,109
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,426
5% 11/15/19	1,000	1,130
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,200	2,394
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,521
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13 (g)	2,075	2,078
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (g)	125	125
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	1,445	1,450
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,559
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (c)	11,000	11,213
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,822
5% 10/1/15	1,750	2,036
5% 10/1/15	3,250	3,781
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Muni. Bond Auth. Rev.: - continued
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	$ 1,645	$ 1,730
5% 5/1/14	2,140	2,292
5% 5/1/15	1,845	2,018
5% 5/1/16	1,865	2,054
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,096
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	2,260	2,371
Royal Oak City School District 5% 5/1/12	2,000	2,048
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,250
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,539
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,371
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,707
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009, 3% 1/1/12	1,000	1,005
		88,203
Minnesota - 0.2%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,050
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,464
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,478
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	633
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,121
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,146
		7,892
Mississippi - 0.1%
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity) (g)	4,000	3,825
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.0%
Saint Louis Arpt. Rev. Series 2011 B, 3% 7/1/12	$ 1,000	$ 1,010
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,071
		2,081
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,536
Nebraska Pub. Pwr. District Rev.:
Series B, 5% 1/1/12 (FSA Insured)	3,500	3,540
Series C:
4% 1/1/15	2,360	2,572
4% 1/1/16	2,195	2,424
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,286
		19,358
Nevada - 1.8%
Clark County Arpt. Rev.:
Series 2008 E:
5% 7/1/14	2,905	3,151
5% 7/1/15	3,500	3,876
Series A1, 5% 7/1/12 (AMBAC Insured) (f)	2,000	2,059
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,215
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,321
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,394
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	23,764
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (f)	3,000	3,034
Nevada Gen. Oblig. Series 2010 C, 5% 6/1/19	12,140	14,050
		71,864
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2011, 3% 10/1/12	1,050	1,064
New Jersey - 2.9%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11	7,470	7,503
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/15	11,285	12,497
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Ctfs. of Prtn. Series 2009 A: - continued
5% 6/15/16	$ 6,500	$ 7,246
New Jersey Econ. Dev. Auth. Exempt Facilities Rev. Bonds (Pub. Svc. Elec. and Gas Co. Proj.) Series 2010 A, 1.2%, tender 12/1/11 (c)(f)	14,000	14,016
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	3,275	3,323
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (c)	7,000	7,642
Series 2001 A, 5.5% 6/15/13 (AMBAC Insured)	1,090	1,185
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	2,013
Series 2005 O, 5% 3/1/20	6,350	6,846
Series 2008 W:
5% 3/1/12 (Escrowed to Maturity) (g)	5,545	5,653
5% 3/1/15	10,400	11,549
Series 2009 BB, 5% 9/1/15	3,390	3,814
Series 2011 EE, 5% 9/1/20	5,000	5,651
New Jersey Gen. Oblig. Series H, 5.25% 7/1/15 (FSA Insured)	5,000	5,776
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	4,500	4,962
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	4,300	4,818
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,832
Series 2003 B. 5.25% 12/15/19	3,000	3,475
		113,801
New Mexico - 1.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	22,100	22,824
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,570
Series 2010 A1:
4% 12/1/15	3,700	4,008
4% 12/1/16	6,750	7,326
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,276
		47,004
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - 16.0%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	$ 1,000	$ 1,046
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,212
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	700
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/12	1,175	1,187
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 5% 5/1/15	5,000	5,634
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	6,044
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,047
Series 2002 A1, 5.25% 11/1/14 (Pre-Refunded to 11/1/11 @ 101) (g)	600	608
Series 2003 F, 5.5% 12/15/11	6,725	6,795
Series 2005 C, 5% 8/1/12	19,770	20,534
Series 2005 D, 5% 8/1/12 (Escrowed to Maturity) (g)	4,925	5,117
Series 2005 F1, 5% 9/1/15	3,560	4,095
Series 2005 G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,075	5,284
Series 2008 E, 5% 8/1/12	5,000	5,193
Series 2010 C, 5% 8/1/13	7,000	7,579
Series B:
5% 8/1/14	10,000	11,194
5% 8/1/15	10,000	11,480
Series K:
5% 8/1/12	2,335	2,425
5% 8/1/12 (Escrowed to Maturity) (g)	2,025	2,104
Series O:
5% 6/1/12	1,745	1,799
5% 6/1/12 (Escrowed to Maturity) (g)	5,780	5,958
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	25,445	25,537
6% 11/1/28 (a)	44,755	44,934
Series 2003 B, 5% 2/1/20	3,000	3,600
Series 2007 C1, 5% 11/1/15	10,000	11,658
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2010 B:
5% 11/1/17	$ 30,000	$ 36,130
5% 11/1/20	5,950	7,050
Series 2010 D:
5% 11/1/15	8,300	9,676
5% 11/1/17	10,115	12,182
Series 2012 A:
5% 11/1/17	7,000	8,430
5% 11/1/20	4,500	5,473
Series B:
5% 11/1/11	11,060	11,099
5% 11/1/11 (Escrowed to Maturity) (g)	1,520	1,525
Series E, 4% 11/1/12	6,790	7,057
New York City Trust Cultural Resources Rev. Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (c)	3,500	3,563
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/12	3,900	3,983
5% 3/15/13	3,545	3,781
5% 3/15/14	3,745	4,145
5% 3/15/15	4,000	4,571
Series 2009 D:
5% 6/15/14	9,890	11,048
5% 6/15/15	16,075	18,509
5% 6/15/16	9,330	10,925
Series 2010 A:
5% 2/15/14	9,850	10,869
5% 2/15/15	8,780	10,010
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	1,980	2,090
5.75% 7/1/13 (AMBAC Insured)	570	601
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	7,962
5% 8/15/14	7,755	8,611
Series 2009 A1, 5% 2/15/15	9,000	10,107
(New York Univ. Hosp. Ctr. Proj.) Series 2011 A, 5% 7/1/18	3,240	3,673
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	4,018
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Bonds Series 2002 B, 5.25%, tender 5/15/12 (c)	$ 16,055	$ 16,505
Series 2008 B, 5% 7/1/15	30,000	34,097
Series 2009 A:
5% 7/1/15	12,850	14,469
5% 7/1/16	8,390	9,567
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	14,862
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,519
5% 11/15/15	2,325	2,673
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (c)	7,300	7,651
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,117
5.25% 11/15/19 (FGIC Insured)	5,200	6,123
Series 2005 C, 5% 11/15/11	2,750	2,764
Series 2010 B2, 4% 11/15/14	2,830	3,065
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (c)(f)	26,400	26,481
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	2,600	2,776
Series 2010 A, 5% 4/1/17	1,000	1,171
Series 2011 A1:
5% 4/1/17	1,500	1,761
5% 4/1/18	3,500	4,148
New York Urban Dev. Corp. Rev.:
Series 2005 A, 5% 1/1/12	5,015	5,072
Series 2009 C:
5% 12/15/15	6,500	7,594
5% 12/15/16	17,000	20,130
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	2,450	2,479
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	5,475	5,696
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/16	$ 20,000	$ 23,010
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	6,470	7,389
		631,971
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,200	1,203
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,377
		5,580
North Carolina - 1.1%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A, 5% 1/15/12	400	405
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,819
5% 3/1/18	1,500	1,793
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,598
5% 11/1/15 (FSA Insured)	1,600	1,762
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A:
5% 1/1/15	4,000	4,477
5% 1/1/16	6,035	6,854
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,424
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,676
5% 6/1/16	1,000	1,129
5% 6/1/17	3,220	3,658
5% 6/1/18	3,820	4,359
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	4,191
Series 2008 A, 5.25% 1/1/20	2,000	2,303
		42,448
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	$ 1,575	$ 1,582
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,990
		3,572
Ohio - 2.9%
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,126
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	843
5% 6/1/16 (FSA Insured)	1,105	1,241
5% 6/1/17 (FSA Insured)	1,160	1,318
Montgomery County Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	2,700	2,710
Ohio Air Quality Dev. Auth. Rev. Bonds:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	9,000	9,530
(Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (c)	5,500	5,725
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	5,955	6,649
5% 10/1/15	6,505	7,462
Series 2010 C:
4% 10/1/15	3,200	3,553
5% 10/1/16	1,250	1,456
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	2,055	2,295
5% 10/1/15	4,535	5,202
Series 2010 A, 5% 10/1/15	1,185	1,362
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	2,600	3,109
Series 2010 B, 5% 9/15/15	19,080	22,113
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	4,865
Series 2010 A, 5% 8/1/17	3,290	3,924
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	$ 2,000	$ 2,222
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	541
5% 1/15/17	1,000	1,087
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/16	5,000	5,876
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (c)	5,000	5,204
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	7,225	8,324
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	2,019
5% 12/1/13	875	925
5% 12/1/14	2,275	2,448
		113,129
Oklahoma - 0.3%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	1,000
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,905
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,830
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	35	36
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,212
		11,983
Oregon - 0.4%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	2,500	2,704
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 3.5%, tender 5/1/13 (c)(f)	5,300	5,447
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13	1,000	1,054
5% 3/15/14	595	643
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A: - continued
5% 3/15/15	$ 2,500	$ 2,755
5% 3/15/16	1,750	1,945
		14,548
Pennsylvania - 4.9%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (f)	1,350	1,408
5% 1/1/15 (FSA Insured) (f)	1,000	1,055
5% 1/1/16 (FSA Insured) (f)	1,000	1,059
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,300	1,313
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	6,889
Series 2008 B, 5% 6/15/14	1,385	1,521
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,513
5% 8/15/14	1,955	2,159
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (c)	2,000	2,082
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B, 5% 12/15/11	2,835	2,846
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,092
5% 7/1/17	1,255	1,366
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,421
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Bonds (Exelon Generation Proj.) Series 2009 A, 5%, tender 6/1/12 (c)	1,000	1,027
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	12,088
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,536
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series A, 5% 8/1/15	2,100	2,340
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.): - continued
Seventh Series, 5% 10/1/12 (AMBAC Insured)	$ 1,000	$ 1,040
Philadelphia Gen. Oblig.:
Series 2007 A, 5% 8/1/12 (FSA Insured)	5,000	5,176
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,852
5% 12/15/15 (FSA Insured)	5,000	5,535
5% 12/15/16 (FSA Insured)	7,275	8,133
Series 2011:
4% 8/1/12	4,325	4,431
5.25% 8/1/17	6,165	6,897
5.25% 8/1/18	5,515	6,188
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,400	3,418
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,513
Series 2010 C:
5% 9/1/15	13,200	14,638
5% 9/1/16	13,610	15,165
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,874
5% 6/15/16	6,000	6,800
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,979
5% 2/1/16 (FSA Insured)	5,620	6,178
Pittsburgh School District:
Series 2009 A:
3% 9/1/12 (Assured Guaranty Corp. Insured)	1,300	1,326
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,708
Series 2010 A:
4% 9/1/15 (FSA Insured)	1,450	1,575
5% 9/1/16 (FSA Insured)	1,685	1,919
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,647
5% 11/15/14	4,690	5,155
5% 11/15/15	2,420	2,709
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,153
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011: - continued
5% 6/1/19	$ 200	$ 230
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,423
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,339
		191,716
Puerto Rico - 0.0%
Puerto Rico Govt. Dev. Bank Series 2006 B:
5% 12/1/11	1,040	1,046
5% 12/1/12	1,000	1,039
		2,085
Rhode Island - 0.3%
Rhode Island & Providence Plantations Series 2010 A, 5% 10/1/12	2,250	2,353
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,259
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,524
		12,136
South Carolina - 0.2%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011:
3% 11/1/12	1,400	1,432
5% 11/1/19	1,190	1,335
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2010:
5% 2/1/16	2,000	2,209
5% 2/1/17	2,300	2,533
		7,509
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	685
5% 9/1/15	680	757
5% 9/1/16	500	556
5% 9/1/17	490	543
		2,541
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 0.4%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	$ 1,000	$ 1,046
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,651
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (f)	1,730	1,911
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	2,046
5% 7/1/17	1,100	1,252
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,503
		15,409
Texas - 6.0%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,970
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,473
Series 2006 B:
6% 1/1/12	500	503
6% 1/1/13	1,270	1,305
Austin Elec. Util. Sys. Rev.:
Series 2007, 5% 11/15/11 (FSA Insured)	4,000	4,021
Series A, 5% 11/15/15	1,000	1,153
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,743
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,599
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	3,058
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,224
Corpus Christi Independent School District 4% 8/15/14	10,140	11,080
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,792
5% 11/1/15	5,000	5,710
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,942
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,526
Series 2009, 5% 2/15/16	3,690	4,308
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,380	$ 1,530
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,512
Series 2009, 5% 2/15/16	1,375	1,594
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,046
5% 11/15/14	1,000	1,110
5% 11/15/16	500	575
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,082
5% 8/15/14	1,075	1,204
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (f)	7,380	8,218
Series 2011 B, 3% 7/1/12	1,540	1,565
Series A:
5% 7/1/15	2,070	2,345
5% 7/1/16	1,080	1,243
Houston Cmnty. College Sys. Rev. Series 2005, 5.25% 4/15/12 (FSA Insured)	2,000	2,053
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855	3,170
Series 2007 B, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,642
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	7,972
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	4,196
Houston Util. Sys. Rev. Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,455
Humble Independent School District Series 2009, 4% 2/15/13	400	420
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,036
Keller Independent School District 5% 2/15/14	3,750	4,119
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,590
Leander Independent School District Series 2001, 6% 8/15/14	1,850	2,127
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,397
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	$ 2,500	$ 2,578
Lower Colorado River Auth. Rev. Series 2010:
5% 5/15/15	2,125	2,418
5% 5/15/16	2,360	2,724
5% 5/15/17	2,805	3,285
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,651
Lubbock Gen. Oblig. Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,966
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,162
5% 7/1/18	3,030	3,447
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,073
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.15%, tender 10/3/11 (c)	2,900	2,900
North Texas Tollway Auth. Rev. Bonds Series 2008 H2, 5%, tender 1/1/13 (c)	5,000	5,254
Northside Independent School District Bonds 1.5%, tender 8/1/12 (c)	12,500	12,606
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,570
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,500	2,804
5% 2/15/16	2,000	2,280
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,727
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/11	1,665	1,673
5% 11/15/12	1,950	2,042
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	4,685	5,153
Texas Gen. Oblig.:
Series 2011 B, 2% 8/1/12 (f)	3,365	3,408
Series B, 0% 10/1/13	6,500	6,326
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Muni. Pwr. Agcy. Rev. Series 2010:
4% 9/1/14	$ 1,000	$ 1,079
5% 9/1/15	835	951
5% 9/1/16	750	863
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 1/1/16	7,865	9,100
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,094
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,296
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,210
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,646
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,103
Univ. of Texas Board of Regents Sys. Rev.:
Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	15,000	16,269
Series 2010 B, 5% 8/15/21	1,800	2,214
		235,480
Utah - 0.3%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,800
0% 10/1/12 (AMBAC Insured)	3,800	3,748
0% 10/1/13 (AMBAC Insured)	3,760	3,638
		11,186
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,439
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,508
Virginia - 0.5%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (c)(f)	5,900	6,045
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	1,800	1,837
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	$ 8,000	$ 8,631
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	1,800	1,908
		18,421
Washington - 1.8%
Energy Northwest Elec. Rev.:
(#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,472
Series 2012 A, 5% 7/1/19 (b)	30,000	34,278
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,435
5% 12/1/17	2,950	3,503
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (f)	2,500	2,795
Port of Seattle Rev.:
Series 2001 D, 5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,640	3,778
Series 2010 C:
5% 2/1/16 (f)	2,000	2,218
5% 2/1/17 (f)	2,500	2,774
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,362
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,982
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,114
5% 8/15/14	2,000	2,153
		69,864
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2%, tender 8/1/12 (c)(f)	9,000	9,068
Wisconsin - 1.3%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (f)	1,720	1,903
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	7,268
Series 2009 C, 4% 5/1/14	3,365	3,662
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Series 2010 1:
5% 5/1/14	$ 5,750	$ 6,404
5% 5/1/15	8,005	9,199
5% 5/1/16	10,000	11,725
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,255
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,653
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/13	875	915
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,079
5% 12/15/15	1,105	1,220
5% 12/15/16	1,440	1,591
5% 12/15/17	1,540	1,688
		49,562
TOTAL MUNICIPAL BONDS (Cost $3,490,201)		3,610,118
Municipal Notes - 0.2%

Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $7,600)	7,600	7,600
Money Market Funds - 4.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.16% (d)(e) (Cost $173,790)	173,796,900	173,800
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $3,671,591)		3,791,518
NET OTHER ASSETS (LIABILITIES) - 3.8%		149,659
NET ASSETS - 100%		$ 3,941,177
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 247
Total	$ 247
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,617,718	$ -	$ 3,617,718	$ -
Money Market Funds	173,800	173,800	-	-
Total Investments in Securities:	$ 3,791,518	$ 173,800	$ 3,617,718	$ -
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	34.7%
Electric Utilities	14.6%
Special Tax	13.0%
Health Care	10.7%
Other	8.6%
Others* (Individually Less Than 5%)	18.4%
100.0%
* Includes net other assets
Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $3,671,590,000. Net unrealized appreciation aggregated $119,928,000, of which $123,225,000 related to appreciated investment securities and $3,297,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2011